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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Bond Fund

 Schedule of Investments 9/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCKS - 0.6%

 Banks - 0.2%

 Diversified Banks - 0.2%

 30,353

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 779,769

 171,525

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 4,617,453

 45,014

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 1,185,219

 $

 6,582,441

 Regional Banks - 0.0% †

 2,694

 6.62

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 $

 73,412

 Total Banks

 $

 6,655,853

 Diversified Financials - 0.2%

 Consumer Finance - 0.0% †

 1,250

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 1,260,195

 Asset Management & Custody Banks - 0.1%

 54,200

 5.90

 State Street Corp., Floating Rate Note, 12/31/73

 $

 1,407,032

 Investment Banking & Brokerage - 0.1%

 110,230

 6.38

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 2,804,251

 Total Diversified Financials

 $

 5,471,478

 Insurance - 0.1%

 Property & Casualty Insurance - 0.1%

 34,334

 5.95

 Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)

 $

 870,710

 125,844

 5.10

 The Allstate Corp., Floating Rate Note, 1/15/53

 3,193,921

 $

 4,064,631

 Total Insurance

 $

 4,064,631

 Utilities - 0.1%

 Electric Utilities - 0.1%

 124,351

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 3,133,645

 Total Utilities

 $

 3,133,645

 TOTAL PREFERRED STOCKS

 (Cost $18,780,657)

 $

 19,325,607

 CONVERTIBLE PREFERRED STOCKS - 0.2%

 Banks - 0.2%

 Diversified Banks - 0.2%

 5,610

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 6,552,480

 Total Banks

 $

 6,552,480

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $5,839,986)

 $

 6,552,480

 ASSET BACKED SECURITIES - 5.0%

 2,120,104

 Access Point Funding I 2015-A LLC, 2.61%, 4/15/20 (144A)

 $

 2,119,680

 87,697

 6.50

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 87,763

 2,200,000

 1.60

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 2,157,599

 2,800,000

 American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)

 2,826,550

 700,000

 American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)

 712,138

 1,300,000

 American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)

 1,260,206

 800,000

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 801,459

 2,600,000

 Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)

 2,660,130

 2,200,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 2,230,624

 499,944

 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)

 512,033

 699,990

 Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)

 703,123

 1,088,854

 B2R Mortgage Trust 2015-1, 2.524%, 5/15/48 (144A)

 1,085,227

 293,936

 0.69

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 291,648

 1,462,628

 Bayview Financial Mortgage Pass-Through Trust 2006-A, 5.865%, 2/28/41 (Step)

 1,519,840

 783,478

 0.64

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 778,027

 1,650,000

 BCC Funding Corp X, 3.622%, 11/20/20 (144A)

 1,670,691

 1,316,281

 0.69

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 1,310,444

 781,967

 0.68

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 765,931

 2,600,216

 BXG Receivables Note Trust 2015-A, 2.88%, 5/2/30 (144A)

 2,609,952

 141,187

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 141,207

 2,900,000

 Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18

 2,911,458

 3,000,000

 Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)

 3,052,029

 31,075

 0.60

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 30,956

 1,600,000

 1.95

 Chesapeake Funding LLC, Floating Rate Note, 2/7/27 (144A)

 1,602,510

 400,000

 1.40

 Chesapeake Funding LLC, Floating Rate Note, 3/4/26

 399,222

 1,400,000

 CIT Equipment Collateral 2014-VT1, 2.65%, 2/20/20 (144A)

 1,417,392

 933,523

 0.95

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 928,732

 3,776,850

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 3,911,627

 547,891

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 547,912

 1,800,000

 2.10

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 1,759,520

 1,617,995

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 1,624,446

 1,935,480

 4.79

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 1,985,209

 915,913

 0.50

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/36

 906,194

 524,355

 1.24

 CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34

 521,563

 4,975,000

 DB Master Finance LLC 2015-1, 3.98%, 2/21/45 (144A)

 5,017,825

 874,278

 Diamond Resorts Owner Trust 2015-1, 3.17%, 7/20/27 (144A)

 882,153

 3,914,279

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 4,031,574

 1,083,345

 3.14

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 1,096,859

 63,239

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 63,271

 1,200,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 1,196,862

 2,100,000

 First Investors Auto Owner Trust 2014-3, 2.97%, 11/16/20 (144A)

 2,110,395

 510,000

 First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)

 506,082

 24,023

 0.59

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 24,009

 777,004

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 781,113

 425,088

 0.94

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 417,520

 1,244,634

 1.54

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 1,199,628

 652,201

 0.49

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 620,433

 2,920,000

 Hercules Capital Funding Trust 2014-1, 3.524%, 4/16/21 (144A)

 2,930,038

 1,620,000

 HLSS Servicer Advance Receivables Trust, 1.7436%, 1/16/46 (144A)

 1,618,380

 224,000

 HLSS Servicer Advance Receivables Trust, 3.96%, 10/15/45 (144A)

 223,955

 2,989,000

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 2,972,665

 312,942

 0.57

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 311,411

 653,682

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 655,725

 943,857

 1.42

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 941,074

 1,482,745

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 1,501,326

 336,416

 Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)

 342,007

 1,700,000

 1.41

 Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/18/31 (144A)

 1,672,445

 257,275

 Irwin Home Equity Loan Trust 2005-1, 5.82%, 6/25/35 (Step)

 254,740

 3,024,362

 0.42

 Irwin Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/25

 2,822,812

 587,213

 1.69

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 580,203

 640,408

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 682,359

 550,000

 Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)

 546,037

 170,598

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 170,643

 2,203,000

 Leaf Receivables Funding 8 LLC, 1.92%, 9/15/20 (144A)

 2,205,181

 247,725

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 3.01%, 5/15/41

 248,882

 250,698

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41

 263,906

 156,019

 2.44

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 156,006

 646,214

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 675,188

 949,015

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 956,069

 225,190

 0.34

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 220,446

 908,073

 0.90

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 900,704

 1,500,000

 Newstar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)

 1,496,728

 1,050,000

 NextGear Floorplan Master Owner Trust, 1.92%, 10/15/19 (144A)

 1,055,498

 1,000,000

 NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)

 998,988

 430,000

 1.84

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 423,387

 1,600,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 1,616,125

 493,061

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 515,809

 341,284

 5.46

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 346,492

 1,600,000

 Oxford Finance Funding Trust 2014-1, 3.475%, 12/15/22 (144A)

 1,611,824

 1,000,000

 1.06

 PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)

 997,634

 3,200,000

 Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)

 3,214,868

 2,000,000

 Progreso Receivables Funding LLC, 3.0%, 7/8/20

 2,003,656

 180,000

 2.46

 Progress Residential 2014-SFR1 Trust, Floating Rate Note, 10/17/31 (144A)

 179,036

 2,700,000

 2.61

 Progress Residential 2015-SFR1 Trust, Floating Rate Note, 2/20/32 (144A)

 2,677,792

 787,873

 0.44

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 777,749

 287,817

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 288,768

 850,000

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 856,107

 24,128

 2.67

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 24,127

 898,456

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 906,550

 176,258

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 176,847

 3,360,000

 2.26

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 3,278,218

 917,885

 Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)

 917,885

 3,300,000

 Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)

 3,406,699

 267,529

 Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)

 297,035

 700,000

 Spirit Master Funding VII LLC, 3.8868%, 12/21/43

 722,807

 1,739,360

 SpringCastle America Funding LLC, 2.7%, 5/25/23

 1,741,739

 1,008,209

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 1,010,545

 1,200,000

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 1,200,514

 565,000

 2.66

 Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)

 565,260

 1,397,083

 Store Master Funding I LLC, 3.75%, 4/20/45 (144A)

 1,408,645

 288,002

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 299,033

 2,002,771

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,170,924

 993,391

 0.39

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 973,054

 1,417,110

 0.41

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 1,404,575

 59,029

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 61,185

 1,420,554

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 1,419,346

 490,545

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 488,625

 771,441

 1.13

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 750,603

 361,106

 Terwin Mortgage Trust Series TMTS 2005-12ALT, 4.96169%, 7/25/36 (Step)

 365,889

 2,535,703

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.34011%, 9/25/36 (Step)

 2,612,144

 800,000

 2.46

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 801,324

 2,140,000

 United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)

 2,152,921

 3,629,559

 US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)

 3,624,013

 1,661,734

 VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)

 1,656,055

 3,639,446

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 3,625,474

 2,842,349

 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)

 2,828,708

 3,355,417

 VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)

 3,348,820

 1,821,623

 Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)

 1,829,020

 739,152

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 738,228

 1,019,065

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 1,029,143

 2,503,545

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 2,486,334

 2,455,306

 Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)

 2,460,904

 122,977

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 123,055

 TOTAL ASSET BACKED SECURITIES

 (Cost $160,662,701)

 $

 161,609,677

 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0%

 Energy - 0.2%

 346,247

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 347,345

 1,843,620

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 1,856,337

 8,096,339

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 8,177,618

 6,078,228

 3.50

 Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/25/45 (144A)

 6,237,781

 4,976,967

 3.50

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 5,050,671

 361,925

 0.64

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 346,675

 1,425,553

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 1,491,474

 42,654

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 42,700

 9,407,000

 1.09

 Alternative Loan Trust 2004-J5, Floating Rate Note, 8/25/34

 8,690,713

 5,000,000

 1.96

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/15/25 (144A)

 5,000,000

 2,580,000

 2.41

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 2,578,418

 1,600,000

 2.16

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29

 1,596,320

 4,200,000

 1.92

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)

 4,193,532

 5,250,000

 0.00

 BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)

 5,170,946

 572,476

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 593,021

 1,050,673

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 1,077,679

 640,941

 5.37

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 641,499

 600,319

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 622,208

 1,045,340

 2.75

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 1,053,060

 693,109

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 708,407

 847,709

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 880,998

 8,193,412

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c)

                           -

 238,044

 1.19

 Bayview Commercial Asset Trust 2008-1, Floating Rate Note, 1/25/38 (144A)

 237,761

 1,531,111

 0.89

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 1,493,957

 2,486,658

 0.79

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 2,380,724

 889,003

 0.75

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 864,882

 2,824,502

 2.73

 Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 2,801,214

 1,000,000

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 999,196

 1,780,187

 5.80

 Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, Floating Rate Note, 4/12/38

 1,792,362

 1,528,251

 0.92

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 1,359,957

 2,210,000

 2.16

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 2,177,491

 2,460,000

 2.06

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 2,472,600

 4,000,000

 2.71

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 3,975,396

 464,193

 2.64

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 467,715

 5,000,000

 Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, 3.371%, 10/11/47

 5,197,350

 97,506

 1.20

 Citigroup Mortgage Loan Trust 2010-7 REMICS, Floating Rate Note, 9/25/37 (144A)

 97,437

 2,920,305

 2.26

 Citigroup Mortgage Loan Trust, Inc. REMICS, Floating Rate Note, 8/25/34

 2,897,675

 998,933

 Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34

 1,072,961

 1,000,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 1,007,878

 2,837,631

 Colony Multifamily Mortgage Trust 2014-1, 2.5432%, 4/22/50 (144A)

 2,836,777

 450,000

 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45

 477,967

 850,000

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 881,141

 915,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 926,284

 4,000,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 4,303,384

 4,200,000

 5.34

 COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)

 4,490,711

 1,900,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46

 1,935,363

 3,800,000

 2.36

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/17/31 (144A)

 3,779,719

 4,150,000

 1.96

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 4,128,582

 1,750,000

 3.81

 COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)

 1,794,006

 5,204,000

 4.70

 COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48

 5,434,792

 3,850,000

 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45

 3,898,260

 1,239,934

 2.14

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)

 1,237,699

 2,356,684

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 2,446,174

 162,197

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 164,384

 2,700,000

 2.46

 CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)

 2,677,312

 6,833,530

 1.55

 CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)

 6,400,960

 3,013,098

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 3,015,711

 2,198,631

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 2,216,059

 5,754,960

 3.00

 CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)

 5,834,540

 8,846,028

 CSMC Trust 2015-2, 3.0%, 2/25/45

 8,963,492

 1,900,000

 5.42

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)

 2,155,231

 1,895,000

 1.51

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 1,889,694

 4,049,289

 3.50

 EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)

 4,037,485

 191,663

 1.30

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 190,827

 1,250,000

 4.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)

 1,301,385

 2,707

 Federal National Mortgage Association REMICS, 10.3%, 4/25/19

 2,956

 591,773

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 635,317

 103,360

 Federal National Mortgage Association REMICS, 5.0%, 7/25/33

 103,406

 56,971

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 58,436

 590,253

 1.54

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24

 590,164

 850,000

 5.62

 FREMF Mortgage Trust 2010-K7, Floating Rate Note, 5/25/29 (144A)

 956,855

 600,000

 5.42

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 671,899

 890,000

 5.37

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 987,606

 1,500,000

 4.78

 FREMF Mortgage Trust 2011-K10 , Floating Rate Note, 11/25/49 (144A)

 1,622,082

 5,380,000

 4.93

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 5,726,321

 1,250,000

 5.05

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,328,345

 900,000

 3.30

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)

 914,251

 3,000,000

 3.27

 FREMF Mortgage Trust 2013-K713, Floating Rate Note, 4/25/46 (144A)

 3,057,237

 2,401,000

 3.08

 FREMF Mortgage Trust 2014-K503, Floating Rate Note, 10/25/47 (144A)

 2,442,204

 3,880,231

 4.20

 FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)

 3,882,361

 650,000

 3.54

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 658,642

 2,010,000

 3.95

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 2,097,777

 4,630,000

 3.49

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 4,616,304

 792,570

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 765,959

 1,962,497

 0.46

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32

 1,879,295

 4,868,357

 Government National Mortgage Association REMICS, 2.1%, 2/16/48

 4,918,185

 1,408,831

 Government National Mortgage Association, 3.0%, 4/20/41

 1,469,300

 14,422

 Government National Mortgage Association, 4.973%, 4/16/42

 14,418

 763,160

 Government National Mortgage Association, 5.25%, 8/16/35

 855,108

 2,800,000

 GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/6/31 (144A)

 2,891,168

 1,250,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,312,036

 1,000,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 1,009,161

 770,466

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 791,423

 917,564

 2.66

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 922,462

 2,340,000

 1.29

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35

 2,280,082

 2,100,000

 1.91

 Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)

 2,106,470

 515,601

 0.99

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 491,379

 249,529

 0.55

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 243,552

 984,898

 0.40

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 931,549

 4,260,234

 JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47

 4,312,188

 4,800,000

 5.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43

 4,841,602

 393,200

 0.36

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 389,663

 1,600,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 1,657,539

 1,350,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46

 1,476,930

 1,200,000

 3.98

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)

 1,242,624

 5,000,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 REMICS, 3.8046%, 7/17/47

 5,302,120

 4,600,000

 2.16

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 4,555,550

 2,200,000

 2.41

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)

 2,196,240

 900,000

 2.31

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 895,492

 1,260,000

 1.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 1,260,249

 4,600,000

 2.46

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 4,566,990

 4,000,000

 0.00

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)

 4,000,000

 188,976

 2.62

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 188,464

 1,332,293

 2.55

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 1,361,170

 499,291

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 507,162

 645,312

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 666,998

 1,558,908

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 1,639,894

 6,097,060

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 6,043,637

 7,445,507

 2.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 7,463,324

 1,800,227

 3.53

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 1,783,618

 2,485,631

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 2,527,571

 1,417,941

 3.50

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 1,443,255

 1,434,660

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 1,467,031

 8,005,888

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 8,176,637

 7,292,830

 3.42

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 7,524,520

 1,438,179

 3.43

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 1,413,711

 5,179,737

 3.00

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 5,306,398

 2,407,110

 3.03

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 2,359,616

 5,854,610

 4.09

 JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)

 6,070,551

 9,378,325

 3.50

 JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/25/45 (144A)

 9,567,136

 7,151,321

 0.69

 JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)

 6,825,590

 6,333,083

 3.00

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 6,399,239

 3,314,464

 3.74

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 3,241,026

 451,454

 2.50

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 470,686

 3,884,979

 3.26

 La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)

 3,967,535

 136,244

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 137,522

 197,021

 1.15

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 196,037

 3,690,000

 3.50

 LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/20/48 (144A)

 3,639,576

 10,464,537

 2.20

 LSTAR Securities Investment Trust 2014-2, Floating Rate Note, 11/1/19 (144A)

 10,412,174

 4,701,228

 2.19

 LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/1/20 (144A)

 4,696,046

 2,387,141

 2.20

 LSTAR Securities Investment Trust 2015-3, Floating Rate Note, 3/1/20 (144A)

 2,369,317

 5,347,440

 2.20

 LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)

 5,283,502

 2,024,782

 2.20

 LSTAR Securities Investment Trust 2015-5, Floating Rate Note, 4/1/20 (144A)

 2,018,689

 726,469

 0.65

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 692,737

 2,748,478

 0.46

 Merrill Lynch Mortgage Investors Trust Series 2005-A3, Floating Rate Note, 4/25/35

 2,638,228

 1,640,335

 0.75

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 1,544,142

 1,371,633

 5.29

 Merrill Lynch Mortgage Trust 2005-LC1, Floating Rate Note, 1/12/44

 1,371,278

 1,000,000

 6.03

 Merrill Lynch Mortgage Trust 2007-C1, Floating Rate Note, 6/12/50

 1,042,759

 1,800,882

 5.65

 ML-CFC Commercial Mortgage Trust 2006-1, Floating Rate Note, 2/12/39

 1,811,121

 4,224,393

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 4,455,116

 2,385,000

 0.81

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 2,021,359

 3,168,516

 0.97

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 3,032,434

 2,499,299

 3.75

 New Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 1/25/54 (144A)

 2,580,831

 4,093,670

 3.75

 New Residential Mortgage Loan Trust 2014-2, Floating Rate Note, 5/26/54 (144A)

 4,268,756

 3,098,187

 3.75

 New Residential Mortgage Loan Trust 2014-3, Floating Rate Note, 11/25/54 (144A)

 3,205,743

 10,788,945

 3.75

 New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)

 10,957,252

 6,290,315

 3.32

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43

 6,194,828

 3,742,366

 3.32

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 3,647,512

 4,810,928

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,774,553

 4,962,902

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 5,068,230

 6,096,373

 0.58

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 5,624,672

 624,068

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A) (e)

 624,068

 35,396

 PHH Mortgage Capital LLC, 3.11255%, 12/25/27 (Step) (144A)

 35,320

 320,486

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 326,097

 898,126

 0.75

 RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33

 831,032

 302,434

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 306,293

 787,397

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 804,158

 3,004,163

 1.85

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 2,805,170

 734,097

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 749,635

 3,399,719

 RREF 2015-LT7 LLC, 3.0%, 12/25/32 (144A)

 3,399,229

 5,206,342

 1.81

 Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42

 4,841,903

 7,018,830

 3.58

 Sequoia Mortgage Trust 2013-10, Floating Rate Note, 8/25/43 (144A)

 7,024,109

 7,520,736

 3.54

 Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43

 7,535,530

 7,746,771

 2.33

 Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43

 7,328,437

 6,271,234

 3.51

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 6,244,612

 3,032,745

 2.50

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 2,899,589

 2,709,274

 3.00

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 2,664,403

 7,423,144

 2.50

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43

 7,217,849

 11,680,588

 2.50

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 11,149,519

 3,967,593

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 3,930,401

 675,566

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 657,806

 741,147

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 727,483

 6,357,383

 3.55

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 6,376,786

 1,751,518

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 1,778,954

 6,718,777

 3.00

 Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 6,619,097

 9,589,520

 3.50

 Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)

 9,667,809

 48,116

 3.00

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 47,499

 750,000

 3.79

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 754,138

 1,422,725

 2.06

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 1,424,615

 624,469

 2.40

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 617,891

 495,508

 2.50

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 489,724

 3,828,417

 0.90

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 3,719,843

 1,967,948

 0.96

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 1,889,814

 3,895,256

 Structured Asset Securities Corp Trust 2005-17, 5.5%, 10/25/35

 4,007,576

 562,356

 2.56

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 557,849

 626,186

 0.50

 Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35

 533,728

 729,559

 2.25

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 724,916

 5,512,848

 0.93

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/34

 5,294,451

 4,470,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 4,635,287

 1,435,000

 TimberStar Trust I, 5.7467%, 10/15/36 (144A)

 1,482,784

 5,100,000

 UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45

 5,343,326

 1,965,561

 2.19

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 1,960,647

 5,437,368

 2.63

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 5,437,368

 1,189,488

 VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)

 1,187,742

 1,976,727

 VOLT XXX LLC, 3.625%, 10/25/57 (Step) (e)

 1,973,897

 1,172,925

 1.01

 Wells Fargo Alternative Loan 2005-2 Trust, Floating Rate Note, 10/25/35

 1,169,022

 1,564,592

 Wells Fargo Commercial Mortgage Trust 2010-C1, 3.349%, 11/18/43 (144A)

 1,625,303

 1,927,000

 Wells Fargo Commercial Mortgage Trust 2012-LC5 REMICS, 3.539%, 10/17/45

 1,996,416

 4,500,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50

 4,711,190

 5,300,000

 2.06

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/16/27 (144A)

 5,206,709

 2,566,000

 2.97

 Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)

 2,566,000

 6,773,364

 2.74

 Wells Fargo Mortgage Backed Securities 2005-AR13 Trust, Floating Rate Note, 5/25/35

 6,807,014

 350,000

 5.39

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 378,957

 1,323,000

 5.46

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 1,412,304

 4,800,000

 WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/15/46

 5,225,558

 7,496,337

 3.50

 WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)

 7,610,012

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $610,791,702)

 $

 612,438,846

 CORPORATE BONDS - 40.1%

 Energy - 4.5%

 Oil & Gas Drilling - 0.4%

 4,725,000

 Ensco Plc, 4.5%, 10/1/24

 $

 3,490,523

 1,025,000

 Pride International, Inc., 6.875%, 8/15/20

 975,305

 6,185,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 4,530,741

 5,505,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 3,439,827

 $

 12,436,396

 Oil & Gas Equipment & Services - 0.4%

 2,250,000

 Halliburton Co., 7.6%, 8/15/96 (144A)

 $

 2,943,250

 6,050,000

 Helmerich & Payne International Drilling Co., 4.65%, 3/15/25

 6,022,721

 675,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 469,267

 2,815,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 3,015,805

 $

 12,451,043

 Integrated Oil & Gas - 0.6%

 4,175,000

 BP Capital Markets Plc, 3.062%, 3/17/22

 $

 4,184,665

 5,350,000

 ConocoPhillips Co., 3.35%, 11/15/24

 5,226,511

 1,000,000

 Rosneft Finance SA, 7.875%, 3/13/18 (144A)

 1,048,562

 10,050,000

 Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)

 9,904,094

 $

 20,363,832

 Oil & Gas Exploration & Production - 0.4%

 1,500,000

 Approach Resources, Inc., 7.0%, 6/15/21

 $

 900,000

 2,230,000

 Canadian Natural Resources, Ltd., 6.5%, 2/15/37

 2,286,486

 1,800,000

 EP Energy LLC, 9.375%, 5/1/20

 1,548,000

 901,000

 Marathon Oil Corp., 5.9%, 3/15/18

 973,194

 2,360,000

 Newfield Exploration Co., 5.375%, 1/1/26

 2,159,400

 1,400,000

 Newfield Exploration Co., 5.625%, 7/1/24

 1,323,000

 345,396

 Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.832%, 9/30/16 (144A)

 353,889

 4,150,000

 WPX Energy, Inc., 7.5%, 8/1/20

 3,797,250

 $

 13,341,219

 Oil & Gas Refining & Marketing - 0.5%

 4,198,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 3,996,748

 3,800,000

 Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)

 4,280,590

 2,825,000

 Valero Energy Corp., 6.625%, 6/15/37

 3,103,164

 2,890,000

 Valero Energy Corp., 9.375%, 3/15/19

 3,524,552

 $

 14,905,054

 Oil & Gas Storage & Transportation - 1.9%

 5,550,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 5,140,760

 5,425,000

 Buckeye Partners LP, 4.15%, 7/1/23

 4,981,121

 2,900,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 3,248,461

 3,950,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 3,160,000

 3,825,000

 Enterprise Products Operating LLC, 3.7%, 2/15/26

 3,614,426

 5,310,000

 Enterprise Products Operating LLC, 3.9%, 2/15/24

 5,213,369

 4,675,000

 Kinder Morgan Energy Partners LP, 4.25%, 9/1/24

 4,248,621

 7,335,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 6,092,708

 1,600,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 1,605,934

 5,300,000

 Plains All American Pipeline LP, 4.9%, 2/15/45

 4,733,393

 3,500,000

 Sabine Pass LNG LP, 6.5%, 11/1/20

 3,386,250

 2,475,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 2,680,816

 1,500,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,659,958

 2,200,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 1,972,194

 5,980,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 4,130,225

 2,475,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 2,192,142

 4,425,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 4,445,032

 $

 62,505,410

 Other Diversified Financial Services - 0.3%

 5,275,000

 CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24

 $

 5,315,090

 4,750,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 4,941,867

 $

 10,256,957

 Total Energy

 $

 146,259,911

 Materials - 2.3%

 Commodity Chemicals - 0.1%

 2,625,000

 Methanex Corp., 4.25%, 12/1/24

 $

 2,527,437

 40,000

 NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)

 37,600

 $

 2,565,037

 Diversified Chemicals - 0.2%

 4,845,000

 CF Industries, Inc., 5.15%, 3/15/34

 $

 4,667,310

 980,000

 Eastman Chemical Co., 4.8%, 9/1/42

 946,621

 1,130,000

 WR Grace & Co-Conn, 5.125%, 10/1/21 (144A)

 1,115,875

 $

 6,729,806

 Fertilizers & Agricultural Chemicals - 0.4%

 2,800,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 2,472,417

 7,600,000

 Agrium, Inc., 5.25%, 1/15/45

 7,849,728

 2,675,000

 Monsanto Co., 3.375%, 7/15/24

 2,572,457

 $

 12,894,602

 Specialty Chemicals - 0.1%

 3,025,000

 The Valspar Corp., 3.3%, 2/1/25

 $

 2,911,690

 Construction Materials - 0.5%

 3,328,000

 CEMEX Espana SA, 9.875%, 4/30/19 (144A)

 $

 3,576,602

 10,600,000

 CRH America, Inc., 3.875%, 5/18/25 (144A)

 10,616,483

 475,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 537,734

 $

 14,730,819

 Metal & Glass Containers - 0.2%

 2,275,000

 Ball Corp., 4.0%, 11/15/23

 $

 2,127,125

 4,000,000

 Ball Corp., 5.25%, 7/1/25

 3,942,480

 $

 6,069,605

 Diversified Metals & Mining - 0.2%

 1,850,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 $

 1,375,938

 1,650,000

 Freeport-McMoRan, Inc., 4.55%, 11/14/24

 1,229,250

 4,000,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 3,220,000

 $

 5,825,188

 Steel - 0.2%

 3,550,000

 Commercial Metals Co., 4.875%, 5/15/23

 $

 3,106,250

 1,175,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 924,578

 3,135,000

 Worthington Industries, Inc., 4.55%, 4/15/26

 3,130,667

 $

 7,161,495

 Paper Products - 0.4%

 1,285,000

 Clearwater Paper Corp., 4.5%, 2/1/23

 $

 1,188,625

 6,975,000

 International Paper Co., 3.65%, 6/15/24

 6,893,267

 1,025,000

 International Paper Co., 3.8%, 1/15/26

 1,009,870

 2,400,000

 International Paper Co., 6.0%, 11/15/41

 2,583,871

 3,930,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 2,927,850

 $

 14,603,483

 Total Materials

 $

 73,491,725

 Capital Goods - 1.7%

 Aerospace & Defense - 0.4%

 2,600,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 2,463,500

 10,250,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 10,230,238

 $

 12,693,738

 Building Products - 0.7%

 7,225,000

 Fortune Brands Home & Security, Inc., 3.0%, 6/15/20

 $

 7,279,159

 1,050,000

 Masco Corp., 4.45%, 4/1/25

 1,063,125

 825,000

 Masco Corp., 5.95%, 3/15/22

 900,281

 4,260,000

 Masco Corp., 7.125%, 3/15/20

 4,909,650

 5,150,000

 Owens Corning, 4.2%, 12/1/24

 5,116,010

 3,600,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 3,803,400

 $

 23,071,625

 Industrial Conglomerates - 0.1%

 2,950,000

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,232,628

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 3,727,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 3,982,832

 320,000

 Cummins, Inc., 6.75%, 2/15/27

 406,233

 $

 4,389,065

 Industrial Machinery - 0.0% †

 604,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 693,260

 Trading Companies & Distributors - 0.4%

 2,800,000

 Aircastle, Ltd., 6.75%, 4/15/17

 $

 2,933,000

 2,260,000

 GATX Corp., 5.2%, 3/15/44

 2,319,962

 5,660,000

 GATX Corp., 6.0%, 2/15/18

 6,149,149

 $

 11,402,111

 Total Capital Goods

 $

 55,482,427

 Commercial Services & Supplies - 0.2%

 Research & Consulting Services - 0.2%

 4,740,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 4,658,396

 Total Commercial Services & Supplies

 $

 4,658,396

 Transportation - 1.6%

 Airlines - 0.6%

 4,642,292

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 4,682,913

 4,025,000

 Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 9/15/28 (144A)

 3,904,250

 4,300,000

 American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27

 4,321,500

 2,575,000

 American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/25

 2,536,375

 2,350,000

 Southwest Airlines Co., 2.75%, 11/6/19

 2,394,622

 1,405,580

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 1,410,921

 $

 19,250,581

 Railroads - 0.6%

 12,160,000

 Burlington Northern Santa Fe LLC, 4.15%, 4/1/45

 $

 11,329,326

 6,650,000

 TTX Co., 3.6%, 1/15/25 (144A)

 6,722,232

 $

 18,051,558

 Trucking - 0.3%

 529,000

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 555,297

 8,850,000

 Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)

 8,649,486

 $

 9,204,783

 Highways & Railtracks - 0.1%

 4,600,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 $

 4,254,121

 Total Transportation

 $

 50,761,043

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.2%

 5,400,000

 Delphi Corp., 4.15%, 3/15/24

 $

 5,445,506

 Automobile Manufacturers - 0.5%

 4,975,000

 Ford Motor Credit Co LLC, 2.24%, 6/15/18

 $

 4,960,508

 6,425,000

 Ford Motor Credit Co LLC, 3.219%, 1/9/22

 6,218,719

 5,000,000

 Toyota Motor Credit Corp., 2.125%, 7/18/19

 5,016,425

 $

 16,195,652

 Total Automobiles & Components

 $

 21,641,158

 Consumer Durables & Apparel - 0.0% †

 Home Furnishings - 0.0% †

 800,000

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 811,516

 Total Consumer Durables & Apparel

 $

 811,516

 Consumer Services - 0.4%

 Casinos & Gaming - 0.2%

 1,010,000

 GLP Capital LP, 4.375%, 11/1/18

 $

 1,017,575

 3,550,000

 MGM Resorts International, 6.0%, 3/15/23

 3,447,938

 $

 4,465,513

 Education Services - 0.2%

 1,000,000

 Bowdoin College, 4.693%, 7/1/12

 $

 979,646

 2,600,000

 President and Fellows of Harvard College, 2.3%, 10/1/23

 2,495,428

 3,550,000

 Tufts University, 5.017%, 4/15/12

 3,726,772

 $

 7,201,846

 Specialized Consumer Services - 0.0% †

 1,300,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 1,202,500

 Total Consumer Services

 $

 12,869,859

 Media - 1.0%

 Broadcasting - 0.2%

 1,608,000

 CBS Corp., 4.6%, 1/15/45

 $

 1,415,436

 6,200,000

 DIRECTV Holdings LLC, 3.8%, 3/15/22

 6,240,399

 $

 7,655,835

 Cable & Satellite - 0.5%

 7,645,000

 CCO Safari II LLC, 6.384%, 10/23/35 (144A)

 $

 7,734,806

 4,900,000

 DIRECTV Holdings LLC, 3.95%, 1/15/25

 4,806,028

 1,900,000

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 1,781,250

 $

 14,322,084

 Movies & Entertainment - 0.3%

 8,300,000

 Time Warner, Inc., 4.7%, 1/15/21

 $

 9,063,451

 Total Media

 $

 31,041,370

 Retailing - 0.9%

 Catalog Retail - 0.2%

 7,300,000

 QVC, Inc., 4.45%, 2/15/25

 $

 7,038,521

 Internet Retail - 0.4%

 5,900,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 5,920,326

 800,000

 Expedia, Inc., 5.95%, 8/15/20

 886,719

 7,375,000

 The Priceline Group, Inc., 3.65%, 3/15/25

 7,330,381

 $

 14,137,426

 Home Improvement Retail - 0.1%

 4,520,000

 The Home Depot, Inc., 2.625%, 6/1/22

 $

 4,518,043

 Automotive Retail - 0.1%

 2,575,000

 AutoZone, Inc., 2.5%, 4/15/21

 $

 2,550,890

 Homefurnishing Retail - 0.1%

 2,000,000

 Bed Bath & Beyond, Inc., 3.749%, 8/1/24

 $

 2,017,728

 Total Retailing

 $

 30,262,608

 Food & Staples Retailing - 0.3%

 Drug Retail - 0.1%

 650,000

 CVS Health Corp., 2.25%, 8/12/19

 $

 657,008

 637,681

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 694,626

 1,366,989

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,505,103

 $

 2,856,737

 Food Retail - 0.2%

 7,472,000

 The Kroger Co., 2.95%, 11/1/21

 $

 7,488,042

 Total Food & Staples Retailing

 $

 10,344,779

 Food, Beverage & Tobacco - 0.4%

 Distillers & Vintners - 0.0% †

 630,000

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 625,275

 Agricultural Products - 0.1%

 5,175,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 4,036,500

 Packaged Foods & Meats - 0.2%

 4,200,000

 Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)

 $

 4,067,532

 3,240,000

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 3,305,591

 $

 7,373,123

 Tobacco - 0.1%

 1,050,000

 Reynolds American, Inc., 3.75%, 5/20/23 (144A)

 $

 1,054,754

 Total Food, Beverage & Tobacco

 $

 13,089,652

 Health Care Equipment & Services - 0.8%

 Health Care Equipment - 0.6%

 10,525,000

 Becton Dickinson and Co., 3.734%, 12/15/24

 $

 10,714,650

 7,300,000

 Medtronic, Inc., 4.625%, 3/15/45

 7,527,008

 $

 18,241,658

 Health Care Supplies - 0.0% †

 1,600,000

 Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)

 $

 1,596,000

 Health Care Services - 0.1%

 2,600,000

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 2,416,926

 Health Care Facilities - 0.1%

 2,400,000

 NYU Hospitals Center, 4.428%, 7/1/42

 $

 2,356,980

 Total Health Care Equipment & Services

 $

 24,611,564

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Biotechnology - 0.8%

 11,025,000

 Baxalta, Inc., 3.6%, 6/23/22 (144A)

 $

 11,131,072

 3,550,000

 Biogen, Inc., 3.625%, 9/15/22

 3,577,974

 4,275,000

 Biogen, Inc., 4.05%, 9/15/25

 4,318,532

 7,550,000

 Gilead Sciences, Inc., 4.5%, 2/1/45

 7,255,890

 $

 26,283,468

 Pharmaceuticals - 0.1%

 520,000

 Endo, Ltd., 6.0%, 2/1/25 (144A)

 $

 505,050

 3,150,000

 Johnson & Johnson, 4.375%, 12/5/33

 3,440,543

 $

 3,945,593

 Life Sciences Tools & Services - 0.1%

 894,000

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 969,181

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 31,198,242

 Banks - 6.0%

 Diversified Banks - 5.1%

 5,215,000

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 5,211,501

 1,150,000

 Bank of America Corp., 4.2%, 8/26/24

 1,149,177

 3,950,000

 6.10

 Bank of America Corp., Floating Rate Note (Perpetual)

 3,851,250

 6,975,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 7,114,500

 2,200,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 2,150,500

 3,515,000

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 3,801,286

 5,250,000

 Barclays Plc, 3.65%, 3/16/25

 5,012,416

 2,400,000

 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)

 2,412,000

 3,815,000

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,071,559

 7,800,000

 BNP Paribas SA, 4.375%, 9/28/25 (144A)

 7,610,834

 2,925,000

 5.88

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,873,812

 2,850,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,778,750

 2,295,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,227,584

 3,435,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 3,617,732

 6,425,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.95%, 11/9/22

 6,452,737

 11,575,000

 6.62

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 11,126,469

 11,200,000

 Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22 (144A)

 11,187,221

 7,475,000

 Export-Import Bank of Korea, 2.25%, 1/21/20

 7,458,413

 5,425,000

 First Tennessee Bank NA, 2.95%, 12/1/19

 5,483,389

 1,305,000

 HSBC Bank Plc, 7.65%, 5/1/25

 1,638,096

 3,940,000

 HSBC Holdings Plc, 4.25%, 3/14/24

 3,908,441

 7,211,000

 6.50

 ING Groep NV, Floating Rate Note (Perpetual)

 6,845,943

 1,400,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 1,616,959

 4,875,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (144A)

 4,753,125

 5,125,000

 Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)

 5,116,231

 840,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 941,545

 4,500,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,606,425

 5,600,000

 6.12

 Nordea Bank AB, Floating Rate Note (Perpetual) (144A)

 5,516,000

 6,325,000

 7.50

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 6,311,148

 631,579

 3.09

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 631,436

 2,600,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 2,512,900

 2,200,000

 Standard Chartered Bank, 6.4%, 9/26/17 (144A)

 2,367,420

 4,800,000

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 4,473,029

 1,800,000

 Sumitomo Mitsui Banking Corp., 1.75%, 1/16/18

 1,799,230

 11,675,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.3%, 3/5/20 (144A)

 11,609,445

 3,400,000

 5.88

 Wells Fargo & Company, Floating Rate Note (Perpetual)

 3,480,750

 $

 163,719,253

 Regional Banks - 0.8%

 1,190,000

 CoBank ACB, 7.875%, 4/16/18 (144A)

 $

 1,360,364

 7,000,000

 Credit Suisse New York NY, 1.75%, 1/29/18

 7,000,637

 3,350,000

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 3,600,717

 7,378,000

 KeyCorp, 5.1%, 3/24/21

 8,163,573

 1,435,000

 PNC Bank NA, 6.0%, 12/7/17

 1,565,050

 1,025,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,050,163

 890,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 965,650

 3,540,000

 Wells Fargo Bank NA, 6.0%, 11/15/17

 3,858,901

 $

 27,565,055

 Thrifts & Mortgage Finance - 0.1%

 2,300,000

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,409,105

 Total Banks

 $

 193,693,413

 Diversified Financials - 4.9%

 Other Diversified Financial Services - 0.9%

 3,000,000

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 3,451,320

 5,930,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 6,248,067

 4,860,000

 General Electric Capital Corp., 5.3%, 2/11/21

 5,590,502

 1,384,187

 Grain Spectrum Funding II LLC, 3.29%, 10/10/19 (144A)

 1,381,418

 9,100,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 9,475,375

 1,250,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A)

 1,159,627

 $

 27,306,309

 Specialized Finance - 0.9%

 3,725,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 4,181,312

 3,200,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 3,160,000

 2,980,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 3,274,218

 1,475,000

 LeasePlan Corp. NV, 2.5%, 5/16/18 (144A)

 1,478,596

 2,000,000

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,176,204

 5,480,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,370,300

 11,625,000

 USAA Capital Corp., 2.45%, 8/1/20 (144A)

 11,817,882

 $

 30,458,512

 Consumer Finance - 1.1%

 1,500,000

 Ally Financial, Inc., 3.6%, 5/21/18

 $

 1,483,125

 800,000

 Ally Financial, Inc., 4.625%, 3/30/25

 756,000

 5,050,000

 Ally Financial, Inc., 5.125%, 9/30/24

 4,986,875

 7,695,000

 American Honda Finance Corp., 1.2%, 7/14/17

 7,689,806

 1,465,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 1,771,099

 6,650,000

 Capital One Financial Corp., 3.75%, 4/24/24

 6,604,115

 6,525,000

 General Motors Financial Co, Inc., 4.0%, 1/15/25

 6,179,168

 2,245,000

 Hyundai Capital America, 1.45%, 2/6/17 (144A)

 2,243,765

 3,125,000

 Hyundai Capital America, 2.0%, 3/19/18 (144A)

 3,111,609

 $

 34,825,562

 Asset Management & Custody Banks - 1.0%

 2,525,000

 Affiliated Managers Group, Inc., 4.25%, 2/15/24

 $

 2,567,700

 1,725,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 1,759,353

 6,925,000

 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)

 8,428,805

 733,000

 Eaton Vance Corp., 6.5%, 10/2/17

 801,116

 5,025,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 5,255,301

 2,400,000

 Legg Mason, Inc., 3.95%, 7/15/24

 2,406,967

 4,290,000

 Legg Mason, Inc., 5.625%, 1/15/44

 4,440,086

 4,250,000

 Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)

 3,893,527

 1,250,000

 4.50

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 1,153,125

 $

 30,705,980

 Investment Banking & Brokerage - 1.0%

 1,650,000

 KKR Group Finance Co III LLC, 5.125%, 6/1/44 (144A)

 $

 1,608,610

 2,730,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 3,063,169

 5,100,000

 Morgan Stanley, 4.1%, 5/22/23

 5,161,776

 300,000

 Morgan Stanley, 4.875%, 11/1/22

 319,628

 2,900,000

 5.55

 Morgan Stanley, Floating Rate Note (Perpetual)

 2,856,500

 643,000

 North American Development Bank, 2.3%, 10/10/18

 657,510

 6,025,000

 TD Ameritrade Holding Corp., 3.625%, 4/1/25

 6,167,931

 6,875,000

 The Goldman Sachs Group, Inc., 6.75%, 10/1/37

 8,201,311

 4,400,000

 UBS AG, 7.625%, 8/17/22

 5,062,143

 $

 33,098,578

 Total Diversified Financials

 $

 156,394,941

 Insurance - 5.3%

 Insurance Brokers - 0.2%

 5,000,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 5,041,425

 Life & Health Insurance - 0.9%

 7,000,000

 Aflac, Inc., 3.625%, 11/15/24

 $

 7,134,379

 4,250,000

 Protective Life Corp., 7.375%, 10/15/19

 5,012,612

 1,090,000

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,202,781

 1,500,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,548,000

 2,140,000

 8.88

 Prudential Financial, Inc., Floating Rate Note, 6/15/68

 2,456,185

 1,800,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,903,500

 6,405,000

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 8,019,899

 $

 27,277,356

 Multi-line Insurance - 0.7%

 5,985,000

 AIG, 3.875%, 1/15/35

 $

 5,505,452

 3,900,000

 Assurant, Inc., 4.0%, 3/15/23

 3,986,966

 2,335,000

 AXA SA, 8.6%, 12/15/30

 3,168,315

 5,325,000

 Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)

 6,737,227

 2,650,000

 Loews Corp., 5.25%, 3/15/16

 2,702,780

 $

 22,100,740

 Property & Casualty Insurance - 0.3%

 1,850,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 2,197,872

 945,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 961,601

 1,300,000

 The Allstate Corp., 5.95%, 4/1/36

 1,605,226

 5,455,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 6,095,962

 $

 10,860,661

 Reinsurance - 3.2%

 1,500,000

 3.66

 Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)

 $

 1,510,200

 1,000,000

 5.95

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 1,033,600

 937,930

 Altair Re, Variable Rate Notes, 6/30/16 (f)

 65,843

 1,400,000

 Altair Re, Variable Rate Notes, 6/30/17 (f)

 1,460,200

 744,000

 6.38

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 762,694

 900,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (f)

 924,480

 500,000

 3.47

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 508,850

 250,000

 8.15

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 253,150

 800,000

 Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16 (f)

 828,320

 3,050,000

 4.37

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 3,075,925

 1,250,000

 5.30

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,263,000

 1,850,000

 6.86

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,911,050

 3,000,000

 Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (f)

 3,272,100

 250,000

 4.48

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 251,800

 550,000

 4.30

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 554,400

 1,200,000

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (f)

 1,180,440

 1,100,000

 0.00

 Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)

 1,087,020

 250,000

 9.06

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 257,950

 700,000

 3.78

 East Lane Re VI, Ltd., Floating Rate Note, 3/13/20 (Cat Bond) (144A)

 705,250

 2,500,000

 Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (f)

 2,643,750

 3,654,000

 Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (f)

 3,907,588

 1,000,000

 Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16 (f)

 978,200

 1,200,000

 7.41

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 1,223,640

 2,800,000

 2.21

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 2,784,040

 3,700,000

 Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (f)

 4,057,790

 1,009,200

 Hereford Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (f)

 1,159,167

 1,000,000

 4.57

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 1,023,200

 1,150,000

 4.07

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 1,173,690

 1,700,000

 3.76

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 1,684,190

 350,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 347,585

 3,700,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 3,721,830

 3,200,000

 Kingsbarn 2015 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 12/18/15 (f)

 3,087,680

 500,000

 Lahinch Re, Variable Rate Notes, 6/15/16 (f)

 498,000

 250,000

 8.27

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 260,225

 1,800,000

 4.27

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,826,100

 1,300,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)

 1,375,530

 1,000,000

 2.01

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 998,100

 1,956,533

 Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (f)

 2,147,882

 1,000,000

 8.65

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 1,034,900

 1,100,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 1,126,290

 3,600,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)

 4,065,480

 4,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)

 4,131,600

 2,000,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (f)

 36,000

 1,000,000

 Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16 (f)

 1,048,000

 1,650,000

 8.60

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 1,668,150

 1,000,000

 8.93

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 1,006,800

 2,800,000

 4.54

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,848,160

 1,650,000

 5.78

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,694,220

 275,000

 10.03

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 290,455

 800,000

 8.04

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 835,440

 250,000

 9.28

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 264,575

 800,000

 3.02

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 794,160

 1,200,000

 3.51

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,204,200

 1,250,000

 4.02

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,259,500

 2,000,000

 3.87

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 2,023,600

 400,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (f)

 429,600

 3,000,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (f)

 3,144,900

 250,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (f)

 5,000

 1,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (f)

 1,130,000

 1,300,000

 St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16 (f)

 1,355,640

 250,000

 11.32

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 250,450

 300,000

 8.49

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 311,400

 2,018,867

 Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (f)

 2,161,197

 1,012,000

 Turnberry Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/15/16 (f)

 1,026,067

 1,500,000

 0.00

 Ursa Re, Ltd., Floating Rate Note, 9/21/18 (Cat Bond) (144A)

 1,499,400

 2,500,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (f)

 2,825,000

 1,500,000

 2.86

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 1,514,700

 3,700,000

 3.56

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 3,740,330

 500,000

 2.77

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 505,000

 1,750,000

 1.77

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 1,737,575

 1,400,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 1,482,779

 $

 104,255,027

 Total Insurance

 $

 169,535,209

 Real Estate - 1.4%

 Diversified REIT - 0.8%

 4,225,000

 Brixmor Operating Partnership LP, 3.85%, 2/1/25

 $

 4,102,728

 1,175,000

 Brixmor Operating Partnership LP, 3.875%, 8/15/22

 1,185,616

 1,475,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 1,524,768

 2,175,000

 Duke Realty LP, 3.625%, 4/15/23

 2,145,840

 5,300,000

 Duke Realty LP, 3.75%, 12/1/24

 5,215,560

 9,125,000

 Essex Portfolio LP, 3.5%, 4/1/25

 8,861,680

 741,000

 WP Carey, Inc., 4.6%, 4/1/24

 755,652

 $

 23,791,844

 Office REIT - 0.3%

 75,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 74,873

 1,093,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 1,088,874

 2,670,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 2,805,850

 2,032,000

 Highwoods Realty LP, 3.2%, 6/15/21

 2,007,781

 2,100,000

 Highwoods Realty LP, 3.625%, 1/15/23

 2,108,190

 2,550,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 2,416,191

 $

 10,501,759

 Health Care REIT - 0.2%

 3,750,000

 Healthcare Realty Trust, Inc., 3.875%, 5/1/25

 $

 3,643,519

 3,945,000

 Omega Healthcare Investors, Inc., 4.95%, 4/1/24

 3,987,902

 $

 7,631,421

 Specialized REIT - 0.1%

 730,000

 CubeSmart LP, 4.8%, 7/15/22

 $

 793,572

 1,250,000

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 1,281,250

 1,875,000

 Equinix, Inc., 5.75%, 1/1/25

 1,860,938

 $

 3,935,760

 Total Real Estate

 $

 45,860,784

 Software & Services - 1.2%

 Data Processing & Outsourced Services - 0.2%

 3,750,000

 Automatic Data Processing, Inc., 2.25%, 9/15/20

 $

 3,772,988

 3,000,000

 Cardtronics, Inc., 5.125%, 8/1/22

 2,880,000

 $

 6,652,988

 Application Software - 0.7%

 8,100,000

 Adobe Systems, Inc., 3.25%, 2/1/25

 $

 7,946,594

 10,450,000

 Autodesk, Inc., 3.125%, 6/15/20

 10,595,861

 2,875,000

 Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)

 2,882,188

 $

 21,424,643

 Systems Software - 0.3%

 10,600,000

 Oracle Corp., 2.5%, 5/15/22

 $

 10,445,844

 Home Entertainment Software - 0.0% †

 650,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 690,625

 Total Software & Services

 $

 39,214,100

 Technology Hardware & Equipment - 1.0%

 Communications Equipment - 0.3%

 2,860,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 2,745,600

 3,800,000

 Cisco Systems, Inc., 3.0%, 6/15/22

 3,872,519

 3,485,000

 Cisco Systems, Inc., 3.625%, 3/4/24

 3,653,420

 $

 10,271,539

 Technology Hardware, Storage & Peripherals - 0.5%

 4,600,000

 NCR Corp., 4.625%, 2/15/21

 $

 4,404,500

 1,425,000

 NCR Corp., 6.375%, 12/15/23

 1,396,500

 3,450,000

 Seagate HDD Cayman, 4.75%, 6/1/23

 3,404,960

 3,700,000

 Seagate HDD Cayman, 4.875%, 6/1/27 (144A)

 3,441,592

 4,350,000

 Seagate HDD Cayman, 5.75%, 12/1/34 (144A)

 4,183,856

 $

 16,831,408

 Electronic Components - 0.1%

 3,675,000

 Amphenol Corp., 3.125%, 9/15/21

 $

 3,714,348

 Electronic Manufacturing Services - 0.1%

 2,750,000

 Flextronics International, Ltd., 4.75%, 6/15/25 (144A)

 $

 2,663,980

 Total Technology Hardware & Equipment

 $

 33,481,275

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductor Equipment - 0.1%

 2,500,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 2,537,500

 Semiconductors - 0.3%

 11,075,000

 Intel Corp., 4.8%, 10/1/41

 $

 11,454,308

 Total Semiconductors & Semiconductor Equipment

 $

 13,991,808

 Telecommunication Services - 1.3%

 Integrated Telecommunication Services - 0.8%

 2,250,000

 AT&T, Inc., 4.75%, 5/15/46

 $

 2,061,668

 130,000

 Frontier Communications Corp., 10.5%, 9/15/22 (144A)

 126,750

 4,300,000

 Frontier Communications Corp., 7.125%, 1/15/23

 3,534,170

 130,000

 Frontier Communications Corp., 8.875%, 9/15/20 (144A)

 127,400

 4,800,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)

 4,786,272

 768,374

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 774,830

 2,750,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 2,968,633

 1,500,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 1,508,128

 1,938,000

 Verizon Communications, Inc., 5.012%, 8/21/54

 1,763,859

 5,100,000

 Verizon Communications, Inc., 5.15%, 9/15/23

 5,633,919

 1,934,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 2,284,913

 $

 25,570,542

 Wireless Telecommunication Services - 0.5%

 1,675,000

 Altice Financing SA, 7.875%, 12/15/19 (144A)

 $

 1,733,625

 3,015,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 3,256,725

 1,625,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,831,258

 6,975,000

 SBA Tower Trust, 3.869%, 10/15/49 (144A)

 7,096,707

 1,500,000

 Sprint Corp., 7.125%, 6/15/24

 1,154,400

 1,500,000

 Sprint Corp., 7.25%, 9/15/21

 1,228,125

 $

 16,300,840

 Total Telecommunication Services

 $

 41,871,382

 Utilities - 2.8%

 Electric Utilities - 1.9%

 980,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,067,972

 526,720

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 555,007

 8,700,000

 Duke Energy Progress LLC, 4.15%, 12/1/44

 8,753,096

 4,250,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 4,481,498

 2,150,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 2,069,375

 2,825,000

 Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)

 2,662,562

 3,365,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,699,542

 2,320,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,661,550

 4,250,000

 Exelon Corp., 2.85%, 6/15/20

 4,287,222

 586,325

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 605,659

 69,922

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 68,523

 4,475,000

 Iberdrola International BV, 6.75%, 7/15/36

 5,545,581

 1,925,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,168,031

 610,000

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 764,788

 910,000

 Nevada Power Co., 6.5%, 8/1/18

 1,026,621

 542,991

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 559,281

 2,690,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 3,058,379

 5,757,143

 Southern California Edison Co., 1.845%, 2/1/22

 5,741,558

 2,200,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 2,447,500

 10,800,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 9,579,254

 $

 61,802,999

 Gas Utilities - 0.1%

 2,125,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 1,719,903

 2,178,222

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 2,484,970

 $

 4,204,873

 Multi-Utilities - 0.4%

 5,475,000

 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54

 $

 5,494,288

 5,055,000

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 5,533,405

 238,480

 Ormat Funding Corp., 8.25%, 12/30/20

 238,480

 2,925,000

 San Diego Gas & Electric Co., 1.914%, 2/1/22

 2,911,004

 $

 14,177,177

 Independent Power Producers & Energy Traders - 0.4%

 547,318

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 606,655

 4,300,000

 Colbun SA, 4.5%, 7/10/24 (144A)

 4,266,615

 1,516,732

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 1,628,819

 2,000,000

 NRG Energy, Inc., 8.25%, 9/1/20

 2,054,000

 2,161,541

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,532,421

 $

 11,088,510

 Total Utilities

 $

 91,273,559

 TOTAL CORPORATE BONDS

 (Cost $1,303,980,747)

 $

 1,291,840,721

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.0%

 1,867,764

 Fannie Mae, 2.5%, 7/1/30

 $

 1,907,607

 1,864,365

 Fannie Mae, 2.5%, 7/1/30

 1,903,555

 3,112,568

 Fannie Mae, 2.5%, 7/1/30

 3,178,960

 3,900,000

 Fannie Mae, 3.0%, 10/19/15

 4,061,179

 1,823,060

 Fannie Mae, 3.0%, 12/1/42

 1,854,433

 3,032,452

 Fannie Mae, 3.0%, 7/1/30

 3,161,886

 881,206

 Fannie Mae, 3.0%, 7/1/43

 895,789

 20,932,270

 Fannie Mae, 3.0%, 8/1/42

 21,300,960

 5,735,563

 Fannie Mae, 3.0%, 9/1/28

 5,998,968

 6,425,605

 Fannie Mae, 3.0%, 9/1/42

 6,537,579

 5,935,586

 Fannie Mae, 3.0%, 9/1/43

 6,032,761

 303,403

 Fannie Mae, 3.5%, 11/1/42

 318,618

 13,008,000

 Fannie Mae, 3.5%, 11/12/15

 13,540,413

 1,829,465

 Fannie Mae, 3.5%, 12/1/26

 1,936,097

 775,494

 Fannie Mae, 3.5%, 12/1/42

 814,749

 751,621

 Fannie Mae, 3.5%, 12/1/42

 789,341

 3,470,209

 Fannie Mae, 3.5%, 2/1/29

 3,668,455

 14,876,460

 Fannie Mae, 3.5%, 2/1/44

 15,543,245

 10,046,138

 Fannie Mae, 3.5%, 4/1/45

 10,489,532

 4,065,419

 Fannie Mae, 3.5%, 6/1/28

 4,301,600

 3,090,268

 Fannie Mae, 3.5%, 7/1/43

 3,230,345

 4,688,505

 Fannie Mae, 3.5%, 9/1/44

 4,895,436

 732,426

 Fannie Mae, 4.0%, 1/1/42

 782,963

 654,537

 Fannie Mae, 4.0%, 1/1/42

 700,442

 199,694

 Fannie Mae, 4.0%, 1/1/44

 213,150

 428,168

 Fannie Mae, 4.0%, 1/1/45

 457,019

 787,845

 Fannie Mae, 4.0%, 1/1/45

 841,162

 175,901

 Fannie Mae, 4.0%, 1/1/45

 187,754

 14,825,000

 Fannie Mae, 4.0%, 10/14/15

 15,813,531

 159,750

 Fannie Mae, 4.0%, 11/1/44

 170,683

 10,260,042

 Fannie Mae, 4.0%, 11/1/44

 10,951,381

 3,545,953

 Fannie Mae, 4.0%, 11/1/44

 3,788,634

 199,438

 Fannie Mae, 4.0%, 11/1/44

 212,920

 477,260

 Fannie Mae, 4.0%, 11/1/44

 509,543

 1,100,003

 Fannie Mae, 4.0%, 12/1/40

 1,194,089

 1,979,394

 Fannie Mae, 4.0%, 12/1/41

 2,116,087

 42,238

 Fannie Mae, 4.0%, 12/1/42

 45,120

 6,374,053

 Fannie Mae, 4.0%, 12/1/43

 6,860,755

 823,965

 Fannie Mae, 4.0%, 12/1/44

 879,932

 430,598

 Fannie Mae, 4.0%, 12/1/44

 459,738

 81,195

 Fannie Mae, 4.0%, 12/1/44

 86,666

 90,426

 Fannie Mae, 4.0%, 12/1/44

 96,568

 9,994,937

 Fannie Mae, 4.0%, 2/1/42

 10,697,115

 1,250,227

 Fannie Mae, 4.0%, 2/1/43

 1,337,473

 10,258,078

 Fannie Mae, 4.0%, 2/1/44

 10,949,285

 752,967

 Fannie Mae, 4.0%, 2/1/45

 803,703

 378,753

 Fannie Mae, 4.0%, 2/1/45

 404,275

 70,325

 Fannie Mae, 4.0%, 2/1/45

 75,122

 1,704,305

 Fannie Mae, 4.0%, 3/1/42

 1,829,763

 1,645,793

 Fannie Mae, 4.0%, 4/1/39

 1,756,689

 1,114,709

 Fannie Mae, 4.0%, 4/1/41

 1,200,074

 590,642

 Fannie Mae, 4.0%, 4/1/42

 631,252

 842,807

 Fannie Mae, 4.0%, 4/1/42

 901,758

 1,252,665

 Fannie Mae, 4.0%, 5/1/41

 1,339,517

 2,717,449

 Fannie Mae, 4.0%, 5/1/44

 2,900,555

 913,706

 Fannie Mae, 4.0%, 6/1/42

 975,321

 237,329

 Fannie Mae, 4.0%, 6/1/44

 253,320

 180,909

 Fannie Mae, 4.0%, 6/1/44

 193,099

 23,806

 Fannie Mae, 4.0%, 7/1/18

 24,905

 5,397,747

 Fannie Mae, 4.0%, 7/1/42

 5,812,110

 345,877

 Fannie Mae, 4.0%, 7/1/42

 369,676

 8,998,023

 Fannie Mae, 4.0%, 7/1/44

 9,604,326

 600,842

 Fannie Mae, 4.0%, 7/1/44

 641,328

 12,991,110

 Fannie Mae, 4.0%, 8/1/42

 13,908,657

 475,141

 Fannie Mae, 4.0%, 8/1/44

 507,157

 7,559,907

 Fannie Mae, 4.0%, 8/1/44

 8,069,321

 2,285,370

 Fannie Mae, 4.0%, 8/1/44

 2,439,362

 397,856

 Fannie Mae, 4.0%, 8/1/44

 425,321

 793,356

 Fannie Mae, 4.0%, 9/1/44

 846,813

 78,557

 Fannie Mae, 4.0%, 9/1/44

 83,851

 271,544

 Fannie Mae, 4.0%, 9/1/44

 289,841

 69,886

 Fannie Mae, 4.0%, 9/1/44

 74,595

 11,514,946

 Fannie Mae, 4.0%, 9/1/44

 12,363,368

 653,142

 Fannie Mae, 4.0%, 9/1/44

 697,152

 9,139,217

 Fannie Mae, 4.5%, 1/1/42

 9,937,906

 6,888,420

 Fannie Mae, 4.5%, 1/1/42

 7,478,706

 11,139,677

 Fannie Mae, 4.5%, 1/1/44

 12,096,022

 259,359

 Fannie Mae, 4.5%, 10/1/35

 281,481

 285,876

 Fannie Mae, 4.5%, 10/1/35

 309,818

 356,883

 Fannie Mae, 4.5%, 11/1/20

 371,378

 2,553,032

 Fannie Mae, 4.5%, 11/1/40

 2,774,579

 705,528

 Fannie Mae, 4.5%, 11/1/43

 776,182

 380,481

 Fannie Mae, 4.5%, 11/1/43

 418,804

 1,187,423

 Fannie Mae, 4.5%, 12/1/41

 1,291,505

 14,265,997

 Fannie Mae, 4.5%, 12/1/43

 15,491,336

 11,477,938

 Fannie Mae, 4.5%, 12/1/43

 12,435,363

 1,089,697

 Fannie Mae, 4.5%, 2/1/41

 1,185,054

 426,363

 Fannie Mae, 4.5%, 2/1/44

 462,997

 2,626,837

 Fannie Mae, 4.5%, 4/1/41

 2,853,993

 3,487,905

 Fannie Mae, 4.5%, 5/1/41

 3,780,995

 4,937,506

 Fannie Mae, 4.5%, 5/1/41

 5,365,605

 144,426

 Fannie Mae, 4.5%, 5/1/41

 157,057

 2,246,766

 Fannie Mae, 4.5%, 7/1/41

 2,443,578

 1,811,217

 Fannie Mae, 4.5%, 7/1/41

 1,963,777

 320,978

 Fannie Mae, 4.5%, 7/1/41

 350,445

 845,787

 Fannie Mae, 4.5%, 8/1/40

 919,002

 1,265,133

 Fannie Mae, 4.5%, 8/1/40

 1,375,690

 238,529

 Fannie Mae, 5.0%, 1/1/20

 248,101

 362,316

 Fannie Mae, 5.0%, 10/1/20

 385,153

 8,996

 Fannie Mae, 5.0%, 12/1/17

 9,345

 46,772

 Fannie Mae, 5.0%, 2/1/20

 48,741

 17,973

 Fannie Mae, 5.0%, 2/1/22

 19,450

 284,940

 Fannie Mae, 5.0%, 2/1/22

 296,209

 5,206,716

 Fannie Mae, 5.0%, 2/1/41

 5,748,722

 20,206,945

 Fannie Mae, 5.0%, 2/1/45

 22,336,216

 459,940

 Fannie Mae, 5.0%, 5/1/23

 496,149

 1,055,614

 Fannie Mae, 5.0%, 6/1/40

 1,165,376

 968,274

 Fannie Mae, 5.0%, 6/1/40

 1,065,447

 1,171,525

 Fannie Mae, 5.0%, 7/1/40

 1,290,631

 1,547,637

 Fannie Mae, 5.0%, 7/1/40

 1,705,987

 803,396

 Fannie Mae, 5.0%, 7/1/40

 886,352

 122,214

 Fannie Mae, 5.5%, 12/1/17

 126,250

 66,549

 Fannie Mae, 5.5%, 2/1/18

 68,686

 407,046

 Fannie Mae, 5.5%, 3/1/36

 457,854

 235,826

 Fannie Mae, 5.5%, 5/1/36

 265,039

 35,545

 Fannie Mae, 5.5%, 6/1/33

 39,731

 293,164

 Fannie Mae, 5.5%, 6/1/36

 328,434

 126,604

 Fannie Mae, 5.5%, 7/1/33

 142,255

 895,200

 Fannie Mae, 5.5%, 7/1/34

 1,008,421

 45,418

 Fannie Mae, 5.5%, 9/1/17

 47,047

 200,503

 Fannie Mae, 5.5%, 9/1/19

 209,519

 875

 Fannie Mae, 6.0%, 1/1/29

 997

 4,711

 Fannie Mae, 6.0%, 1/1/32

 5,375

 73,046

 Fannie Mae, 6.0%, 10/1/32

 83,335

 20,539

 Fannie Mae, 6.0%, 10/1/34

 23,346

 172,864

 Fannie Mae, 6.0%, 10/1/35

 194,966

 36,103

 Fannie Mae, 6.0%, 11/1/33

 41,087

 16,139

 Fannie Mae, 6.0%, 11/1/34

 18,358

 416,321

 Fannie Mae, 6.0%, 12/1/35

 469,547

 27,323

 Fannie Mae, 6.0%, 2/1/32

 30,820

 17,591

 Fannie Mae, 6.0%, 2/1/33

 19,873

 5,955

 Fannie Mae, 6.0%, 2/1/35

 6,768

 14,691

 Fannie Mae, 6.0%, 2/1/35

 16,697

 8,118

 Fannie Mae, 6.0%, 3/1/32

 9,257

 104,114

 Fannie Mae, 6.0%, 3/1/33

 118,755

 99,690

 Fannie Mae, 6.0%, 4/1/33

 113,000

 260,744

 Fannie Mae, 6.0%, 4/1/35

 296,593

 68,103

 Fannie Mae, 6.0%, 5/1/35

 77,356

 4,348

 Fannie Mae, 6.0%, 6/1/16

 4,408

 350,095

 Fannie Mae, 6.0%, 6/1/38

 399,161

 200,218

 Fannie Mae, 6.0%, 7/1/33

 228,026

 461,026

 Fannie Mae, 6.0%, 7/1/33

 523,640

 63,136

 Fannie Mae, 6.0%, 7/1/38

 71,259

 5,158

 Fannie Mae, 6.0%, 8/1/32

 5,867

 186,117

 Fannie Mae, 6.0%, 8/1/34

 211,842

 1,342

 Fannie Mae, 6.0%, 9/1/29

 1,530

 620

 Fannie Mae, 6.0%, 9/1/32

 701

 36,926

 Fannie Mae, 6.0%, 9/1/34

 41,940

 60,563

 Fannie Mae, 6.0%, 9/1/34

 68,275

 134,969

 Fannie Mae, 6.0%, 9/1/34

 152,969

 13,927

 Fannie Mae, 6.0%, 9/1/34

 15,820

 3,152

 Fannie Mae, 6.5%, 1/1/31

 3,601

 11,350

 Fannie Mae, 6.5%, 10/1/31

 12,966

 74,772

 Fannie Mae, 6.5%, 10/1/32

 85,417

 190,043

 Fannie Mae, 6.5%, 11/1/37

 217,100

 135,731

 Fannie Mae, 6.5%, 12/1/31

 155,056

 4,958

 Fannie Mae, 6.5%, 2/1/32

 5,664

 79,143

 Fannie Mae, 6.5%, 3/1/32

 90,411

 2,902

 Fannie Mae, 6.5%, 4/1/31

 3,350

 8,676

 Fannie Mae, 6.5%, 5/1/31

 10,026

 75,494

 Fannie Mae, 6.5%, 6/1/31

 86,242

 8,904

 Fannie Mae, 6.5%, 7/1/29

 10,172

 30,374

 Fannie Mae, 6.5%, 7/1/34

 34,699

 9,236

 Fannie Mae, 6.5%, 8/1/31

 10,551

 8,444

 Fannie Mae, 6.5%, 9/1/31

 9,646

 5,900

 Fannie Mae, 6.5%, 9/1/31

 6,740

 22,586

 Fannie Mae, 7.0%, 1/1/32

 26,206

 766

 Fannie Mae, 7.0%, 12/1/30

 820

 7,458

 Fannie Mae, 7.0%, 12/1/30

 8,502

 25,908

 Fannie Mae, 7.0%, 12/1/31

 27,826

 10,273

 Fannie Mae, 7.0%, 4/1/31

 12,558

 15,270

 Fannie Mae, 7.0%, 9/1/31

 17,996

 547

 Fannie Mae, 8.0%, 10/1/30

 661

 2,134

 Fannie Mae, 8.0%, 2/1/29

 2,415

 7,761

 Fannie Mae, 8.0%, 3/1/31

 9,315

 541

 Fannie Mae, 8.0%, 4/1/30

 654

 163

 Fannie Mae, 8.0%, 5/1/31

 163

 460

 Fannie Mae, 8.0%, 7/1/30

 543

 466,101

 Federal Home Loan Mortgage Corp., 2.5%, 1/1/30

 476,143

 265,933

 Federal Home Loan Mortgage Corp., 2.5%, 4/1/30

 271,668

 4,500,711

 Federal Home Loan Mortgage Corp., 3.0%, 10/1/29

 4,686,957

 4,282,308

 Federal Home Loan Mortgage Corp., 3.0%, 8/1/29

 4,471,625

 1,798,583

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 1,914,653

 187,806

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/44

 195,665

 9,695,485

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 10,098,931

 4,852,648

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 5,054,575

 257,297

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/45

 269,517

 3,916,387

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/43

 4,086,851

 822,928

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/44

 861,042

 2,981,344

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 3,176,849

 14,408,476

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/41

 15,621,437

 180,516

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/42

 192,662

 2,660,010

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 2,838,807

 596,112

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 638,038

 2,429,593

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/45

 2,590,879

 9,051,537

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 9,645,102

 195,486

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/42

 208,659

 11,729,791

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 12,498,986

 1,368,207

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,464,430

 1,401,232

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,500,166

 1,039,414

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,112,734

 4,768,459

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 5,081,156

 10,673,539

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 11,427,184

 337,855

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 351,294

 4,710,730

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 5,111,504

 336,321

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/43

 364,188

 146,728

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 152,044

 7,439,409

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 8,075,126

 2,853,727

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 3,107,412

 945,552

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 1,002,680

 444,554

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 486,773

 19,199

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 21,199

 26,524

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 28,526

 354,387

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 387,917

 467,769

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 512,132

 29,859

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 33,271

 151,384

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 168,740

 49,274

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 54,655

 206,482

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 215,315

 1,891,261

 Federal Home Loan Mortgage Corp., 5.5%, 6/1/41

 2,094,710

 227,471

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 252,056

 311,303

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 346,486

 62,051

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 69,763

 37,625

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 42,306

 40,248

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 46,039

 22,183

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 25,373

 121,293

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 136,460

 126,737

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 142,533

 9,406

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 10,582

 51,680

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 58,690

 4,952

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 5,567

 73,856

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 84,310

 220,486

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 252,233

 38,920

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 43,758

 14,051

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 15,799

 58,354

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 66,357

 425,853

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 485,564

 39,135

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 40,106

 202,097

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 230,556

 638,187

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 730,005

 126,387

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 142,024

 113,338

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 127,478

 168,045

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 192,018

 151,839

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 172,757

 160

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 183

 169

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 193

 388

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 443

 44,332

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 53,465

 358

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 409

 49,476

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 56,561

 3,606

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,123

 512

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 585

 7,191

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 8,220

 3,736

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/34

 4,272

 5,539

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 6,332

 249

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 285

 15,044

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 17,751

 983

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 1,152

 4,278

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 4,890

 3,280

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 3,854

 80,082

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 87,356

 211,360

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 230,177

 439,617

 Federal National Mortgage Association, 4.0%, 11/1/34

 473,725

 1,256,653

 Federal National Mortgage Association, 5.0%, 8/1/40

 1,387,535

 18,900,351

 Government National Mortgage Association I, 3.5%, 1/15/45

 19,798,688

 30,710,000

 Government National Mortgage Association I, 3.5%, 10/21/15

 32,135,610

 998,370

 Government National Mortgage Association I, 3.5%, 4/15/45

 1,046,047

 11,793,339

 Government National Mortgage Association I, 3.5%, 7/15/42

 12,393,302

 36,578

 Government National Mortgage Association I, 4.0%, 1/15/41

 39,041

 131,932

 Government National Mortgage Association I, 4.0%, 1/15/41

 140,909

 4,205,691

 Government National Mortgage Association I, 4.0%, 1/15/45

 4,493,273

 4,053,504

 Government National Mortgage Association I, 4.0%, 1/15/45

 4,323,405

 5,487,795

 Government National Mortgage Association I, 4.0%, 1/15/45

 5,853,198

 11,159

 Government National Mortgage Association I, 4.0%, 10/15/40

 11,927

 9,706

 Government National Mortgage Association I, 4.0%, 10/15/41

 10,365

 8,242

 Government National Mortgage Association I, 4.0%, 10/15/41

 8,793

 8,910

 Government National Mortgage Association I, 4.0%, 10/15/41

 9,504

 315,188

 Government National Mortgage Association I, 4.0%, 10/15/44

 336,198

 12,273

 Government National Mortgage Association I, 4.0%, 11/15/40

 13,100

 61,019

 Government National Mortgage Association I, 4.0%, 11/15/40

 65,245

 6,900

 Government National Mortgage Association I, 4.0%, 11/15/41

 7,362

 7,004

 Government National Mortgage Association I, 4.0%, 11/15/41

 7,486

 31,064

 Government National Mortgage Association I, 4.0%, 11/15/43

 33,344

 1,261,742

 Government National Mortgage Association I, 4.0%, 11/15/44

 1,345,752

 10,494

 Government National Mortgage Association I, 4.0%, 12/15/41

 11,193

 4,443,117

 Government National Mortgage Association I, 4.0%, 12/15/44

 4,738,952

 15,237

 Government National Mortgage Association I, 4.0%, 2/15/41

 16,264

 57,188

 Government National Mortgage Association I, 4.0%, 2/15/42

 60,989

 512,646

 Government National Mortgage Association I, 4.0%, 2/15/42

 546,957

 3,941,216

 Government National Mortgage Association I, 4.0%, 2/15/45

 4,203,635

 6,233,368

 Government National Mortgage Association I, 4.0%, 2/15/45

 6,658,887

 1,707,203

 Government National Mortgage Association I, 4.0%, 3/15/44

 1,820,866

 7,232,356

 Government National Mortgage Association I, 4.0%, 3/15/44

 7,713,877

 818,421

 Government National Mortgage Association I, 4.0%, 3/15/44

 872,875

 24,493

 Government National Mortgage Association I, 4.0%, 3/15/44

 26,200

 549,111

 Government National Mortgage Association I, 4.0%, 3/15/45

 586,221

 5,368,163

 Government National Mortgage Association I, 4.0%, 3/15/45

 5,733,828

 4,796,216

 Government National Mortgage Association I, 4.0%, 4/15/44

 5,115,523

 15,217

 Government National Mortgage Association I, 4.0%, 4/15/44

 16,234

 65,258

 Government National Mortgage Association I, 4.0%, 4/15/44

 69,616

 13,347

 Government National Mortgage Association I, 4.0%, 5/15/39

 14,240

 4,497,185

 Government National Mortgage Association I, 4.0%, 5/15/45

 4,796,981

 8,220

 Government National Mortgage Association I, 4.0%, 6/15/39

 8,767

 102,052

 Government National Mortgage Association I, 4.0%, 6/15/41

 109,086

 12,995

 Government National Mortgage Association I, 4.0%, 8/15/40

 13,861

 2,675,715

 Government National Mortgage Association I, 4.0%, 8/15/43

 2,853,846

 803,682

 Government National Mortgage Association I, 4.0%, 8/15/44

 858,614

 11,134

 Government National Mortgage Association I, 4.0%, 9/15/40

 11,902

 8,875

 Government National Mortgage Association I, 4.0%, 9/15/41

 9,491

 789,924

 Government National Mortgage Association I, 4.0%, 9/15/41

 842,589

 5,027,564

 Government National Mortgage Association I, 4.0%, 9/15/44

 5,362,306

 153,506

 Government National Mortgage Association I, 4.0%, 9/15/44

 163,962

 855,209

 Government National Mortgage Association I, 4.0%, 9/15/44

 912,143

 785,681

 Government National Mortgage Association I, 4.0%, 9/15/44

 837,913

 463,700

 Government National Mortgage Association I, 4.0%, 9/15/44

 494,573

 592,910

 Government National Mortgage Association I, 4.5%, 1/15/40

 652,160

 231,741

 Government National Mortgage Association I, 4.5%, 10/15/33

 252,862

 284,385

 Government National Mortgage Association I, 4.5%, 10/15/33

 308,321

 166,431

 Government National Mortgage Association I, 4.5%, 10/15/35

 180,440

 1,750,426

 Government National Mortgage Association I, 4.5%, 12/15/39

 1,905,996

 46,523

 Government National Mortgage Association I, 4.5%, 2/15/34

 50,915

 137,517

 Government National Mortgage Association I, 4.5%, 3/15/35

 149,927

 40,582

 Government National Mortgage Association I, 4.5%, 3/15/35

 44,013

 239,894

 Government National Mortgage Association I, 4.5%, 4/15/35

 261,178

 22,092

 Government National Mortgage Association I, 4.5%, 4/15/35

 23,965

 144,588

 Government National Mortgage Association I, 4.5%, 4/15/38

 156,757

 1,240,472

 Government National Mortgage Association I, 4.5%, 4/15/41

 1,346,321

 1,727,169

 Government National Mortgage Association I, 4.5%, 5/15/41

 1,872,542

 1,425,676

 Government National Mortgage Association I, 4.5%, 6/15/41

 1,548,248

 101,594

 Government National Mortgage Association I, 4.5%, 7/15/33

 110,756

 542,137

 Government National Mortgage Association I, 4.5%, 7/15/41

 587,773

 1,964,191

 Government National Mortgage Association I, 4.5%, 8/15/41

 2,131,938

 279,088

 Government National Mortgage Association I, 4.5%, 9/15/33

 307,151

 26,029

 Government National Mortgage Association I, 4.5%, 9/15/35

 28,219

 380,877

 Government National Mortgage Association I, 4.5%, 9/15/40

 412,936

 101,821

 Government National Mortgage Association I, 5.0%, 10/15/18

 107,241

 131,897

 Government National Mortgage Association I, 5.0%, 4/15/34

 147,632

 532,924

 Government National Mortgage Association I, 5.0%, 4/15/35

 599,167

 110,519

 Government National Mortgage Association I, 5.0%, 7/15/19

 117,120

 1,187

 Government National Mortgage Association I, 5.0%, 7/15/19

 1,254

 136,468

 Government National Mortgage Association I, 5.0%, 7/15/33

 152,695

 126,839

 Government National Mortgage Association I, 5.0%, 9/15/33

 141,918

 165,991

 Government National Mortgage Association I, 5.5%, 1/15/35

 186,219

 31,207

 Government National Mortgage Association I, 5.5%, 10/15/17

 32,053

 105,103

 Government National Mortgage Association I, 5.5%, 10/15/17

 108,207

 90,181

 Government National Mortgage Association I, 5.5%, 10/15/33

 102,331

 122,939

 Government National Mortgage Association I, 5.5%, 10/15/35

 139,261

 235,724

 Government National Mortgage Association I, 5.5%, 10/15/35

 265,949

 42,804

 Government National Mortgage Association I, 5.5%, 11/15/18

 44,503

 269,583

 Government National Mortgage Association I, 5.5%, 11/15/19

 283,969

 586,175

 Government National Mortgage Association I, 5.5%, 11/15/34

 662,936

 27,889

 Government National Mortgage Association I, 5.5%, 12/15/18

 29,037

 124,904

 Government National Mortgage Association I, 5.5%, 2/15/18

 128,660

 91,619

 Government National Mortgage Association I, 5.5%, 2/15/18

 94,547

 43,720

 Government National Mortgage Association I, 5.5%, 2/15/35

 48,918

 78,697

 Government National Mortgage Association I, 5.5%, 2/15/35

 88,052

 59,067

 Government National Mortgage Association I, 5.5%, 2/15/37

 66,659

 1,729

 Government National Mortgage Association I, 5.5%, 4/15/19

 1,807

 16,482

 Government National Mortgage Association I, 5.5%, 6/15/33

 18,873

 156,902

 Government National Mortgage Association I, 5.5%, 6/15/35

 176,349

 94,626

 Government National Mortgage Association I, 5.5%, 7/15/33

 108,326

 99,821

 Government National Mortgage Association I, 5.5%, 7/15/33

 113,026

 469,175

 Government National Mortgage Association I, 5.5%, 7/15/34

 535,386

 654,183

 Government National Mortgage Association I, 5.5%, 7/15/35

 764,493

 157,964

 Government National Mortgage Association I, 5.5%, 8/15/19

 164,846

 166,480

 Government National Mortgage Association I, 5.5%, 8/15/19

 174,923

 25,345

 Government National Mortgage Association I, 5.5%, 8/15/33

 29,001

 27,466

 Government National Mortgage Association I, 5.5%, 8/15/33

 31,438

 44,278

 Government National Mortgage Association I, 5.5%, 8/15/33

 50,687

 155,613

 Government National Mortgage Association I, 5.5%, 9/15/19

 163,324

 197,941

 Government National Mortgage Association I, 5.5%, 9/15/33

 226,601

 4,769

 Government National Mortgage Association I, 6.0%, 1/15/17

 4,858

 19,434

 Government National Mortgage Association I, 6.0%, 1/15/19

 20,213

 47,016

 Government National Mortgage Association I, 6.0%, 1/15/33

 52,824

 146,333

 Government National Mortgage Association I, 6.0%, 1/15/33

 169,204

 42,824

 Government National Mortgage Association I, 6.0%, 10/15/32

 49,433

 55,454

 Government National Mortgage Association I, 6.0%, 10/15/33

 64,108

 317,891

 Government National Mortgage Association I, 6.0%, 10/15/34

 367,354

 136,609

 Government National Mortgage Association I, 6.0%, 10/15/36

 155,598

 40,313

 Government National Mortgage Association I, 6.0%, 11/15/31

 46,444

 167,662

 Government National Mortgage Association I, 6.0%, 11/15/34

 193,890

 166,296

 Government National Mortgage Association I, 6.0%, 12/15/32

 188,730

 122,185

 Government National Mortgage Association I, 6.0%, 2/15/29

 141,162

 41,798

 Government National Mortgage Association I, 6.0%, 2/15/33

 48,300

 20,198

 Government National Mortgage Association I, 6.0%, 3/15/17

 20,564

 15,796

 Government National Mortgage Association I, 6.0%, 3/15/17

 16,113

 2,475

 Government National Mortgage Association I, 6.0%, 3/15/32

 2,862

 424,865

 Government National Mortgage Association I, 6.0%, 3/15/33

 498,412

 132,830

 Government National Mortgage Association I, 6.0%, 3/15/33

 152,224

 117,153

 Government National Mortgage Association I, 6.0%, 3/15/33

 135,467

 194,564

 Government National Mortgage Association I, 6.0%, 3/15/33

 220,578

 329,099

 Government National Mortgage Association I, 6.0%, 3/15/33

 380,358

 150,450

 Government National Mortgage Association I, 6.0%, 3/15/33

 173,231

 9,859

 Government National Mortgage Association I, 6.0%, 4/15/18

 9,938

 46,229

 Government National Mortgage Association I, 6.0%, 4/15/33

 52,855

 50,285

 Government National Mortgage Association I, 6.0%, 4/15/33

 56,667

 24,336

 Government National Mortgage Association I, 6.0%, 4/15/33

 27,730

 10,483

 Government National Mortgage Association I, 6.0%, 5/15/17

 10,570

 26,694

 Government National Mortgage Association I, 6.0%, 5/15/17

 27,364

 160,056

 Government National Mortgage Association I, 6.0%, 5/15/33

 180,005

 2,836

 Government National Mortgage Association I, 6.0%, 6/15/17

 2,859

 13,280

 Government National Mortgage Association I, 6.0%, 6/15/33

 15,345

 9,187

 Government National Mortgage Association I, 6.0%, 8/15/32

 10,612

 348,617

 Government National Mortgage Association I, 6.0%, 8/15/36

 401,071

 94,398

 Government National Mortgage Association I, 6.0%, 9/15/19

 99,099

 249,661

 Government National Mortgage Association I, 6.0%, 9/15/28

 287,566

 97,341

 Government National Mortgage Association I, 6.0%, 9/15/32

 109,367

 66,154

 Government National Mortgage Association I, 6.0%, 9/15/33

 75,847

 19,792

 Government National Mortgage Association I, 6.0%, 9/15/33

 22,237

 68,520

 Government National Mortgage Association I, 6.0%, 9/15/34

 77,419

 203,477

 Government National Mortgage Association I, 6.0%, 9/15/34

 235,363

 888,818

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,027,376

 25,449

 Government National Mortgage Association I, 6.5%, 1/15/29

 29,181

 94,819

 Government National Mortgage Association I, 6.5%, 1/15/32

 108,722

 466,488

 Government National Mortgage Association I, 6.5%, 1/15/33

 563,098

 4,802

 Government National Mortgage Association I, 6.5%, 1/15/33

 5,820

 15,577

 Government National Mortgage Association I, 6.5%, 1/15/34

 17,860

 714

 Government National Mortgage Association I, 6.5%, 1/15/35

 819

 38,435

 Government National Mortgage Association I, 6.5%, 10/15/31

 44,071

 105,536

 Government National Mortgage Association I, 6.5%, 10/15/31

 121,011

 7,943

 Government National Mortgage Association I, 6.5%, 10/15/31

 9,177

 108,753

 Government National Mortgage Association I, 6.5%, 10/15/32

 124,733

 2,129

 Government National Mortgage Association I, 6.5%, 10/15/33

 2,441

 5,408

 Government National Mortgage Association I, 6.5%, 11/15/31

 6,201

 70,242

 Government National Mortgage Association I, 6.5%, 11/15/32

 83,976

 442,286

 Government National Mortgage Association I, 6.5%, 12/15/32

 524,278

 9,725

 Government National Mortgage Association I, 6.5%, 2/15/29

 11,151

 1,472

 Government National Mortgage Association I, 6.5%, 2/15/29

 1,688

 31,469

 Government National Mortgage Association I, 6.5%, 2/15/32

 36,084

 48,682

 Government National Mortgage Association I, 6.5%, 2/15/34

 55,820

 82,680

 Government National Mortgage Association I, 6.5%, 3/15/29

 94,803

 10,192

 Government National Mortgage Association I, 6.5%, 3/15/29

 11,686

 12,312

 Government National Mortgage Association I, 6.5%, 3/15/31

 14,117

 16,814

 Government National Mortgage Association I, 6.5%, 3/15/32

 19,279

 92,950

 Government National Mortgage Association I, 6.5%, 4/15/31

 111,979

 9,948

 Government National Mortgage Association I, 6.5%, 4/15/32

 11,407

 42,271

 Government National Mortgage Association I, 6.5%, 4/15/35

 48,469

 4,789

 Government National Mortgage Association I, 6.5%, 5/15/29

 5,491

 82,638

 Government National Mortgage Association I, 6.5%, 5/15/29

 95,926

 24,240

 Government National Mortgage Association I, 6.5%, 5/15/31

 28,389

 21,377

 Government National Mortgage Association I, 6.5%, 5/15/31

 25,275

 12,202

 Government National Mortgage Association I, 6.5%, 5/15/32

 14,042

 32,651

 Government National Mortgage Association I, 6.5%, 5/15/33

 37,438

 15,741

 Government National Mortgage Association I, 6.5%, 6/15/32

 18,265

 165,750

 Government National Mortgage Association I, 6.5%, 6/15/34

 190,118

 6,760

 Government National Mortgage Association I, 6.5%, 6/15/35

 7,751

 160,091

 Government National Mortgage Association I, 6.5%, 7/15/32

 188,783

 45,770

 Government National Mortgage Association I, 6.5%, 7/15/32

 52,644

 52,885

 Government National Mortgage Association I, 6.5%, 7/15/35

 60,639

 66,736

 Government National Mortgage Association I, 6.5%, 7/15/35

 76,522

 63,944

 Government National Mortgage Association I, 6.5%, 8/15/31

 73,320

 29,223

 Government National Mortgage Association I, 6.5%, 8/15/32

 33,729

 4,000

 Government National Mortgage Association I, 6.5%, 8/15/32

 4,587

 4,184

 Government National Mortgage Association I, 6.5%, 9/15/34

 4,798

 7,217

 Government National Mortgage Association I, 7.0%, 10/15/31

 7,508

 20,459

 Government National Mortgage Association I, 7.0%, 11/15/28

 24,348

 60,449

 Government National Mortgage Association I, 7.0%, 11/15/28

 72,945

 11,385

 Government National Mortgage Association I, 7.0%, 12/15/30

 12,870

 4,437

 Government National Mortgage Association I, 7.0%, 12/15/30

 4,738

 17,691

 Government National Mortgage Association I, 7.0%, 3/15/31

 20,196

 2,410

 Government National Mortgage Association I, 7.0%, 4/15/28

 2,712

 24,498

 Government National Mortgage Association I, 7.0%, 4/15/29

 25,560

 90,545

 Government National Mortgage Association I, 7.0%, 5/15/32

 112,823

 37,201

 Government National Mortgage Association I, 7.0%, 6/15/31

 45,576

 4,287

 Government National Mortgage Association I, 7.0%, 7/15/31

 5,135

 1,722

 Government National Mortgage Association I, 7.0%, 8/15/28

 2,043

 173,521

 Government National Mortgage Association I, 7.0%, 8/15/31

 213,948

 13,920

 Government National Mortgage Association I, 7.0%, 9/15/31

 14,918

 6,377

 Government National Mortgage Association I, 7.5%, 10/15/29

 6,754

 46,586

 Government National Mortgage Association I, 7.5%, 12/15/31

 49,271

 1,858

 Government National Mortgage Association I, 7.5%, 2/15/26

 1,950

 15,249

 Government National Mortgage Association I, 7.5%, 2/15/31

 15,539

 18,395

 Government National Mortgage Association I, 7.5%, 8/15/29

 19,620

 2,368

 Government National Mortgage Association I, 7.75%, 2/15/30

 2,426

 1,296,323

 Government National Mortgage Association II, 3.5%, 3/20/45

 1,361,247

 1,511,313

 Government National Mortgage Association II, 3.5%, 4/20/45

 1,589,218

 594,316

 Government National Mortgage Association II, 3.5%, 4/20/45

 624,400

 6,112,471

 Government National Mortgage Association II, 3.5%, 8/20/45

 6,415,333

 3,612,011

 Government National Mortgage Association II, 4.0%, 10/20/44

 3,850,726

 15,000,004

 Government National Mortgage Association II, 4.0%, 7/20/44

 16,011,529

 425,000

 Government National Mortgage Association II, 4.0%, 9/20/44

 453,172

 355,760

 Government National Mortgage Association II, 4.5%, 1/20/35

 385,139

 131,077

 Government National Mortgage Association II, 4.5%, 12/20/34

 141,849

 65,325

 Government National Mortgage Association II, 4.5%, 3/20/35

 70,817

 2,170,599

 Government National Mortgage Association II, 4.5%, 9/20/41

 2,359,920

 316,207

 Government National Mortgage Association II, 5.5%, 10/20/19

 331,968

 271,591

 Government National Mortgage Association II, 5.5%, 3/20/34

 307,151

 241,221

 Government National Mortgage Association II, 5.5%, 4/20/34

 272,061

 2,639

 Government National Mortgage Association II, 6.5%, 2/20/29

 3,092

 1,156

 Government National Mortgage Association II, 6.5%, 3/20/29

 1,371

 34,522

 Government National Mortgage Association II, 6.5%, 4/20/29

 39,703

 86,424

 Government National Mortgage Association II, 7.0%, 1/20/29

 102,212

 81,579

 Government National Mortgage Association II, 7.0%, 11/20/28

 97,101

 2,480

 Government National Mortgage Association II, 7.0%, 12/20/30

 3,051

 19,198

 Government National Mortgage Association, 6.5%, 3/15/29

 22,013

 6,865,000

 U.S. Treasury Bonds, 4.375%, 11/15/39

 8,809,010

 3,700,000

 U.S. Treasury Bonds, 4.375%, 5/15/40

 4,748,621

 64,908,712

 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24

 61,930,390

 60,630,843

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 52,579,127

 16,435,000

 0.10

 U.S. Treasury Note, Floating Rate Note, 1/31/17

 16,430,612

 16,395,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 16,383,589

 5,325,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 5,325,447

 4,400,000

 U.S. Treasury Notes, 2.0%, 2/15/25

 4,382,814

 4,250,000

 U.S. Treasury Notes, 2.125%, 5/15/25

 4,275,568

 48,000,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 47,950,560

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $927,763,048)

 $

 933,486,800

 FOREIGN GOVERNMENT BONDS - 0.1%

 4,550,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 4,573,888

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $4,509,107)

 $

 4,573,888

 MUNICIPAL BONDS - 2.5%

 Municipal Airport - 0.0% †

 1,000,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,054,090

 Municipal Development - 0.5%

 2,925,000

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 3,452,933

 2,350,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 2,765,550

 4,500,000

 New Jersey Economic Development Authority, 2/15/18 (d)

 4,202,100

 2,560,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,604,800

 2,310,000

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,571,631

 $

 15,597,014

 Municipal Education - 0.0% †

 525,000

 Amherst College, 3.794%, 11/1/42

 $

 510,215

 Municipal General - 0.6%

 4,075,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 4,280,462

 1,035,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 1,093,291

 2,750,000

 New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41

 2,868,608

 2,400,000

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 2,742,912

 1,050,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 1,144,636

 2,100,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 2,278,143

 2,200,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 2,341,922

 2,210,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 2,342,268

 $

 19,092,242

 Higher Municipal Education - 0.7%

 1,025,000

 Baylor University, 4.313%, 3/1/42

 $

 1,049,139

 1,980,000

 California Educational Facilities Authority, 5.0%, 6/1/43

 2,583,247

 1,425,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32

 1,926,329

 1,100,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,389,122

 3,100,000

 New Jersey Educational Facilities Authority, Princeton University Series D, 4.0%, 7/1/45

 3,250,536

 800,000

 Permanent University Fund, 5.0%, 7/1/30

 956,056

 3,095,000

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,180,611

 1,900,000

 The George Washington University, 1.827%, 9/15/17

 1,917,980

 525,000

 The University of Texas System, 5.0%, 8/15/43

 595,355

 2,600,000

 University of California, 3.38%, 5/15/28

 2,616,198

 3,100,000

 University of Virginia, Green Bond Series A, 5.0%, 4/1/45

 3,598,201

 $

 23,062,774

 Municipal Medical - 0.1%

 325,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 372,508

 550,000

 Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41

 611,826

 1,765,000

 Ohio Higher Educational Facility Commission, 5.0%, 1/1/42

 1,939,135

 $

 2,923,469

 Municipal Pollution - 0.1%

 3,965,000

 Port Freeport Texas, 5.95%, 5/15/33

 $

 4,369,311

 Municipal School District - 0.1%

 2,700,000

 Frisco Independent School District, 4.0%, 8/15/40

 $

 2,811,402

 1,700,000

 Frisco Independent School District, 4.0%, 8/15/45

 1,757,749

 $

 4,569,151

 Municipal Transportation - 0.1%

 600,000

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 $

 579,816

 1,000,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/33

 1,162,150

 $

 1,741,966

 Municipal Obligation - 0.3%

 3,000,000

 State of Texas, 4.0%, 10/1/44

 $

 3,112,620

 560,000

 State of Washington, 3.0%, 7/1/28

 569,005

 1,600,000

 State of Washington, 5.0%, 7/1/30

 1,886,544

 1,620,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/43

 1,678,822

 1,565,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/44

 1,620,651

 $

 8,867,642

 TOTAL MUNICIPAL BONDS

 (Cost $77,106,123)

 $

 81,787,874

 SENIOR FLOATING RATE LOAN INTERESTS - 2.9% **

 Energy - 0.0% †

 Integrated Oil & Gas - 0.0% †

 432,788

 4.50

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 431,706

 Total Energy

 $

 431,706

 Materials - 0.2%

 Commodity Chemicals - 0.0% †

 762,913

 4.25

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 668,078

 Diversified Chemicals - 0.0% †

 193,641

 4.25

 OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20

 $

 188,074

 Specialty Chemicals - 0.1%

 154,286

 3.50

 Chemtura Corp., New Term Loan, 8/29/16

 $

 154,254

 252,086

 3.23

 Huntsman International LLC, Tranche B Term Loan (First Lien), 4/19/19

 246,099

 909,199

 4.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 882,491

 476,250

 4.25

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 475,059

 238,145

 2.75

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 236,955

 661,768

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 658,459

 $

 2,653,317

 Construction Materials - 0.1%

 1,027,491

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 1,028,776

 Metal & Glass Containers - 0.0% †

 197,500

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 197,068

 Aluminum - 0.0% †

 698,250

 4.00

 Novelis, Inc., Tranche B Term Loan (First Lien), 5/28/22

 $

 690,467

 Diversified Metals & Mining - 0.0% †

 415,944

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 342,114

 Total Materials

 $

 5,767,894

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 2,563,329

 3.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 $

 2,554,903

 425,419

 6.25

 DynCorp International, Inc., Term Loan, 7/7/16

 416,556

 620,214

 7.02

 TASC, Inc., First Lien Term Loan, 2/28/17

 622,540

 $

 3,593,999

 Building Products - 0.1%

 1,372,506

 3.50

 Nortek, Inc., Tranche B Term Loan (First Lien), 10/30/20

 $

 1,362,212

 Industrial Conglomerates - 0.0% †

 105,624

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 105,756

 310,981

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 311,369

 $

 417,125

 Trading Companies & Distributors - 0.0% †

 590,405

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 590,959

 Total Capital Goods

 $

 5,964,295

 Commercial Services & Supplies - 0.0% †

 Security & Alarm Services - 0.0% †

 202,238

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 $

 199,394

 790,566

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 779,449

 $

 978,843

 Total Commercial Services & Supplies

 $

 978,843

 Transportation - 0.0% †

 Airlines - 0.0% †

 800,000

 3.25

 Delta Air Lines, Inc., Tranche B Term Loan (First Lien), 8/24/22

 $

 800,600

 Marine - 0.0% †

 653,165

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 652,962

 Total Transportation

 $

 1,453,562

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.2%

 1,128,560

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 1,130,676

 1,732,456

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 1,724,660

 1,710,599

 4.25

 Remy International, Inc., Term B Loan 2013, 3/5/20

 1,711,668

 532,336

 4.50

 TI Group Automotive Systems LLC, Tranche B Term Loan (First Lien), 6/25/22

 523,464

 $

 5,090,468

 Tires & Rubber - 0.1%

 3,491,667

 3.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 3,504,170

 Automobile Manufacturers - 0.1%

 3,748,613

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 3,742,551

 Total Automobiles & Components

 $

 12,337,189

 Consumer Durables & Apparel - 0.0% †

 Apparel, Accessories & Luxury Goods - 0.0% †

 497,500

 3.25

 Hanesbrands, Inc., Tranche B Term Loan (First Lien), 4/15/22

 $

 501,024

 376,269

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 378,488

 $

 879,512

 Total Consumer Durables & Apparel

 $

 879,512

 Consumer Services - 0.2%

 Casinos & Gaming - 0.2%

 344,590

 3.75

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 $

 344,867

 4,317,375

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 4,272,582

 $

 4,617,449

 Restaurants - 0.0% †

 363,392

 3.75

 1011778 BC ULC, Term B-2 Loan, 12/12/21

 $

 363,229

 Total Consumer Services

 $

 4,980,678

 Media - 0.4%

 Advertising - 0.0% †

 1,056,884

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 998,094

 Broadcasting - 0.1%

 2,247,965

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 2,231,418

 Cable & Satellite - 0.2%

 3,685,000

 0.00

 Charter Communications Operating LLC, First Lien Bridge Loan, 5/26/16 (g)

 $

 3,685,000

 1,686,188

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 1,667,368

 146,833

 4.50

 WideOpenWest Finance LLC, Replacement Term B Loan, 4/1/19

 146,053

 $

 5,498,421

 Movies & Entertainment - 0.1%

 274,531

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 $

 274,531

 1,396,500

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,397,443

 $

 1,671,974

 Publishing - 0.0% †

 741,165

 4.75

 Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21

 $

 740,609

 Total Media

 $

 11,140,516

 Retailing - 0.1%

 General Merchandise Stores - 0.0% †

 666,667

 3.50

 Dollar Tree, Inc., Tranche B-1 Term Loan (First Lien), 3/9/22

 $

 668,122

 Specialty Stores - 0.1%

 1,925,000

 3.50

 Staples, Inc., Tranche B Term Loan (First Lien), 4/24/21

 $

 1,920,303

 Total Retailing

 $

 2,588,425

 Food, Beverage & Tobacco - 0.0% †

 Agricultural Products - 0.0% †

 1,236,175

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,236,948

 Packaged Foods & Meats - 0.0% †

 20,755

 3.00

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 $

 20,745

 Total Food, Beverage & Tobacco

 $

 1,257,693

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 1,418,747

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 $

 1,353,130

 861,429

 3.50

 NBTY, Inc., Term B-2 Loan, 10/1/17

 857,768

 974,578

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 975,309

 $

 3,186,207

 Total Household & Personal Products

 $

 3,186,207

 Health Care Equipment & Services - 0.3%

 Health Care Equipment - 0.1%

 1,983,599

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 1,984,219

 Health Care Supplies - 0.0% †

 1,914,325

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 1,906,348

 Health Care Services - 0.0% †

 185,149

 6.50

 Ardent Legacy Acquisition, Inc., Tranche B Term Loan (First Lien), 7/31/21

 $

 185,612

 250,507

 3.50

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 250,864

 $

 436,476

 Health Care Facilities - 0.2%

 591,173

 3.57

 CHS, Incremental 2018 Term F Loans, 12/31/18

 $

 591,490

 1,117,078

 3.08

 CHS, Incremental 2019 Term G Loan, 12/31/19

 1,117,776

 2,055,394

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 2,059,675

 732,942

 3.03

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 733,449

 1,757,741

 2.95

 HCA, Inc., Tranche B-5 Term Loan, 3/31/17

 1,758,224

 $

 6,260,614

 Health Care Technology - 0.0% †

 450,382

 3.50

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 $

 448,926

 Total Health Care Equipment & Services

 $

 11,036,583

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.0% †

 744,246

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 744,556

 Pharmaceuticals - 0.1%

 384,150

 3.20

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 $

 384,670

 1,644,431

 3.50

 RPI Finance Trust, Term B-4 Term Loan, 11/9/20

 1,643,403

 532,996

 3.75

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 525,800

 995,000

 4.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 986,035

 $

 3,539,908

 Life Sciences Tools & Services - 0.1%

 1,632,988

 4.25

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 $

 1,636,324

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,920,788

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.0% †

 795,333

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 798,315

 Specialized Finance - 0.1%

 1,488,665

 3.50

 Trans Union LLC, Tranche B-2 Term Loan (First Lien), 4/9/21

 $

 1,477,500

 Total Diversified Financials

 $

 2,275,815

 Insurance - 0.2%

 Insurance Brokers - 0.2%

 1,158,304

 4.50

 National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20

 $

 1,142,378

 6,161,738

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 6,118,094

 $

 7,260,472

 Total Insurance

 $

 7,260,472

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.0% †

 953,650

 3.95

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 954,718

 Application Software - 0.0% †

 367,918

 2.95

 Nuance Communications, Inc., Term C Loan, 8/7/19

 $

 366,424

 Systems Software - 0.0% †

 605,425

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 $

 609,209

 Home Entertainment Software - 0.1%

 1,146,608

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 1,148,120

 Total Software & Services

 $

 3,078,471

 Technology Hardware & Equipment - 0.0% †

 Communications Equipment - 0.0% †

 342,733

 3.25

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 $

 342,517

 Total Technology Hardware & Equipment

 $

 342,517

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 1,163,279

 2.58

 Sensata Technologies, Inc., First Lien Term Loan, 10/14/21

 $

 1,163,599

 Semiconductors - 0.0% †

 323,562

 3.75

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 323,734

 350,189

 3.25

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 349,226

 $

 672,960

 Total Semiconductors & Semiconductor Equipment

 $

 1,836,559

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 1,915,900

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,907,278

 1,208,925

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 1,217,236

 $

 3,124,514

 Wireless Telecommunication Services - 0.1%

 1,488,636

 3.00

 Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21

 $

 1,486,823

 333,333

 4.00

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 306,667

 666,667

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 613,333

 $

 2,406,823

 Total Telecommunication Services

 $

 5,531,337

 Utilities - 0.1%

 Electric Utilities - 0.0% †

 1,285,660

 3.75

 Texas Competitive Electric Holdings Co LLC, DIP Delayed Draw Term Loan (2014), 5/5/16

 $

 1,286,062

 Independent Power Producers & Energy Traders - 0.1%

 1,015,989

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 $

 1,015,899

 1,312,374

 2.75

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 1,289,225

 744,215

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 738,633

 $

 3,043,757

 Total Utilities

 $

 4,329,819

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $92,074,014)

 $

 92,578,881

 TEMPORARY CASH INVESTMENTS - 0.8%

 Commerical Papers - 0.3%

 8,070,000

 Mondelez International, Inc, Discount Note, 10/1/15

 $

 8,069,944

 2,875,000

 Societe Generale, Discount Note, 10/1/15

 2,875,001

 Repurchase Agreements - 0.5%

 $

 10,944,945

 3,120,000

 $3,120,000, Bank of Nova Scotia, 0.12%, dated 9/30/15 plus accrued interest on 10/1/15 collateralized by $3,182,411 Federal National Mortgage Association, 2.5% - 6.0%, 12/1/25 - 8/1/45

 $

 3,120,000

 10,510,000

 $10,510,000, RBC Capital Markets LLC, 0.10%, dated 9/30/15 plus accrued interest on 10/1/15 collateralized by the followings:

 $4,478,797, Federal Home Loan Mortgage Corp., 2.15% - 2.675%, 5/1/42 - 5/1/45

 $3,132,737, Federal National Mortgage Association (ARM), 2.31% - 4.866%, 9/1/33 - 6/1/45

 $3,108,666 Federal National Mortgage Association, 3.5% - 5.5%, 2/1/34 - 1/1/45

 10,510,000

 $

 13,630,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $24,575,000)

 $

 24,574,945

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 (Cost $3,226,083,085) (a)

 $

 3,228,769,719

 OTHER ASSETS & LIABILITIES - (0.2)%

 $

 (7,609,574)

 TOTAL NET ASSETS - 100.0%

 $

 3,221,160,145

 †

 Rounds to less than 0.01%

 REIT

 Real Estate Investment Trust.

 (PIK)

 Represents a pay-in kind security.

 (Perpetual)

 Security with no stated maturity date

 ARM

 Adjustable Rate Mortgage

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REMICS

 Real Estate Mortgage Investment Conduits.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2015, the value of these securities amounted to $917,403,803 or 28.5% of total net assets.

 (Cat Bond)

 Catastrophe or Event Linked Bond. At September 30, 2015, the value of these securities amounted to $53,064,100, or 1.6% of total net assets.

 (a)

 At  September 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,230,686,224 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              45,133,720

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (47,050,225)

 Net unrealized appreciation

 $

               (1,916,505)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is in default and is non-income producing.

 (f)

 Structured reinsurance investment. At September 30, 2015, the value of these securities amounted to $48,945,454 or 1.5% of total net assets.

 (g)

 Rate to be determined.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

   Diversified Financials

     Consumer Finance

$
-

$
1,260,195

$
-

$
1,260,195

   All Other Preferred Stock

18,065,412

-

-

18,065,412

 Convertible Preferred Stock

6,552,480

-

-

6,552,480

 Asset Backed Securities

-

161,609,677

-

161,609,677

 Collateralized Mortgage Obligations

-

612,438,846

-

612,438,846

 Corporate Bonds

   Diversified Financials

     Other Diversified Financial Services

-

-

1,159,627

1,159,627

   Insurance

     Reinsurance

-

104,255,027

48,945,454

153,200,481

   All Other Corporate Bonds

1,137,480,613

-

1,137,480,613

 U.S. Government and Agency Obligations

-

933,486,800

-

933,486,800

 Foreign Government Bond

4,573,888

-

4,573,888

 Municipal Bonds

-

81,787,874

-

81,787,874

 Senior Floating Rate Loan Interests

-

92,578,881

-

92,578,881

 Commercial Papers

-

10,944,945

-

10,944,945

 Repurchase Agreements

-

13,630,000

-

13,630,000

 Total

$
24,617,892

$
3,154,046,746

$
50,105,081

$
3,228,769,719

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred

 Stocks

 Corporate

 Bonds

 Total

 Balance as of 6/30/15

$
36,000

$
45,277,300

$
45,313,300

 Realized gain (loss)1

-

1,577

1,577

 Change in unrealized appreciation (depreciation)2

-

1,521,156

1,521,156

 Net purchases

-

5,569,048

5,569,048

 Net sales

-

(2,300,000
)

(2,300,000
)

 Transfers in to Level 3*

-

-

-

 Transfers out of Level 3*

-

-

-

 Transfers in and out of Level 3 activity

(36,000
)

36,000

-

 Balance as of 9/30/15

$
-

$
50,105,081

$
50,105,081

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 9/30/15

$
1,521,156

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 25, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 25, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 25, 2015 * Print the name and title of each signing officer under his or her signature.